UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Portfolio of Investments

August 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION - LINKED SECURITIES - 56.2%
Japan - 9.8%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	2,963,773	$27,904,246

United States - 46.4%
U.S. Treasury Inflation Index
0.375%, 7/15/25-1/15/27	U.S.$	130,706	131,581,565

Total Inflation-Linked Securities (cost $161,196,457)			159,485,811

	Shares
COMMON STOCKS - 23.0%
Financials - 4.4%
Banks - 1.8%
ABN AMRO Group NV (GDR) (a)		1,125	31,519
Agricultural Bank of China Ltd.-Class H		838,000	395,343
Aozora Bank Ltd.		5,000	18,916
Australia & New Zealand Banking Group Ltd.		886	20,740
Banco Bilbao Vizcaya Argentaria SA		3,189	28,219
Banco de Sabadell SA		16,035	35,310
Banco Santander SA		3,772	24,584
Bank of America Corp.		1,350	32,252
Bank of China Ltd.-Class H		709,000	374,692
Bank of Communications Co., Ltd.-Class H		451,000	345,579
Bank of East Asia Ltd. (The)		3,800	17,446
Bank of Ireland Group PLC (b)		2,334	19,450
Bank of Kyoto Ltd. (The)		2,000	18,478
Bank of Montreal		747	53,605
Bank of Nova Scotia (The)		862	53,629
Bank of Queensland Ltd.		2,070	20,755
Bankia SA		6,083	29,642
Bankinter SA		3,395	32,417
Barclays PLC		10,110	25,003
BB&T Corp.		899	41,435
Bendigo & Adelaide Bank Ltd.		1,883	17,904
BNP Paribas SA		331	25,165
BOC Hong Kong Holdings Ltd.		4,000	20,436
CaixaBank SA		4,609	23,847
Canadian Imperial Bank of Commerce/Canada		584	49,063
Chiba Bank Ltd. (The)		3,000	20,059
China CITIC Bank Corp., Ltd.-Class H		530,000	350,787
China Construction Bank Corp.-Class H		465,000	409,110
China Everbright Bank Co., Ltd.-Class H		690,000	332,027
China Minsheng Banking Corp., Ltd.-Class H		354,500	354,258
Chugoku Bank Ltd. (The)		1,200	16,165
CIT Group, Inc.		697	31,260
Citigroup, Inc.		564	38,369
Citizens Financial Group, Inc.		745	24,682
Comerica, Inc.		403	27,505
Commerzbank AG (b)		2,045	25,444
Commonwealth Bank of Australia		310	18,728
Concordia Financial Group Ltd.		3,600	17,163
Credit Agricole SA		1,641	28,963
Danske Bank A/S		858	33,377

Company	Shares	U.S. $ Value
DBS Group Holdings Ltd.	1,100	$16,759
DNB ASA	1,818	35,510
Erste Group Bank AG (b)	821	34,723
Fifth Third Bancorp	1,167	30,494
First Republic Bank/CA	402	39,014
Fukuoka Financial Group, Inc.	4,000	17,551
Hachijuni Bank Ltd. (The)	2,900	17,649
Hang Seng Bank Ltd.	1,100	25,368
Hiroshima Bank Ltd. (The)	4,000	16,073
HSBC Holdings PLC	5,317	51,547
Huntington Bancshares, Inc./OH	2,387	30,052
ING Groep NV	1,574	27,940
Intesa Sanpaolo SpA	7,713	26,112
Intesa Sanpaolo SpA-RSP	10,090	31,933
Japan Post Bank Co., Ltd.	1,400	17,818
JPMorgan Chase & Co.	448	40,719
KBC Group NV	411	33,785
KeyCorp	1,685	28,999
Kyushu Financial Group, Inc.	2,700	16,440
Lloyds Banking Group PLC	36,308	29,928
M&T Bank Corp.	381	56,335
Mebuki Financial Group, Inc.	4,400	15,604
Mitsubishi UFJ Financial Group, Inc.	2,500	15,234
Mizuho Financial Group, Inc.	9,000	15,444
National Australia Bank Ltd.	869	20,893
National Bank of Canada	1,132	52,106
Nordea Bank AB	3,090	41,603
Oversea-Chinese Banking Corp., Ltd.	2,279	18,799
People’s United Financial, Inc.	2,269	37,892
PNC Financial Services Group, Inc. (The)	291	36,494
Raiffeisen Bank International AG (b)	1,044	34,279
Regions Financial Corp.	1,804	25,454
Resona Holdings, Inc.	2,200	10,950
Royal Bank of Canada	718	53,289
Royal Bank of Scotland Group PLC (b)	6,922	22,558
Seven Bank Ltd.	4,800	18,216
Shinsei Bank Ltd.	10,000	15,991
Shizuoka Bank Ltd. (The)	2,000	17,438
Signature Bank/New York NY (b)	215	27,593
Skandinaviska Enskilda Banken AB-Class A	3,315	43,160
Societe Generale SA	422	23,607
Standard Chartered PLC (b)	2,940	29,283
Sumitomo Mitsui Financial Group, Inc.	500	18,617
Sumitomo Mitsui Trust Holdings, Inc.	400	13,804
SunTrust Banks, Inc.	583	32,123
Suruga Bank Ltd.	800	17,082
Svenska Handelsbanken AB-Class A	2,923	43,755
Swedbank AB-Class A	1,696	45,875
Toronto-Dominion Bank (The)	1,045	56,118
UniCredit SpA (b)	1,079	22,004
United Overseas Bank Ltd.	1,000	17,733
US Bancorp	800	41,000
Wells Fargo & Co.	690	35,238
Westpac Banking Corp.	832	20,706
Yamaguchi Financial Group, Inc.	2,000	22,601

		5,070,618

Capital Markets - 0.8%
3i Group PLC	4,463	55,992

Company	Shares	U.S. $ Value
Affiliated Managers Group, Inc.	225	$39,755
Ameriprise Financial, Inc.	250	34,627
ASX Ltd.	592	25,773
Bank of New York Mellon Corp. (The)	853	44,595
BlackRock, Inc.-Class A	109	45,672
Brookfield Asset Management, Inc.-Class A	1,245	49,242
Charles Schwab Corp. (The)	729	29,087
CI Financial Corp.	2,261	49,502
CITIC Securities Co., Ltd.-Class H	161,000	358,337
CME Group, Inc.-Class A	377	47,427
Credit Suisse Group AG (REG) (b)	1,310	19,234
Daiwa Securities Group, Inc.	2,000	10,940
Deutsche Bank AG (REG)	1,113	17,827
Deutsche Boerse AG	355	37,980
E*TRADE Financial Corp. (b)	742	30,429
Eaton Vance Corp.	655	31,165
Franklin Resources, Inc.	837	36,183
Goldman Sachs Group, Inc. (The)	162	36,246
Haitong Securities Co., Ltd.-Class H	198,800	334,297
Hargreaves Lansdown PLC	1,868	33,801
Hong Kong Exchanges & Clearing Ltd.	900	24,612
IGM Financial, Inc.	1,289	42,208
Intercontinental Exchange, Inc.	727	47,015
Invesco Ltd.	1,109	36,353
Investec PLC	4,737	36,191
Japan Exchange Group, Inc.	1,100	18,761
Julius Baer Group Ltd. (b)	634	35,452
London Stock Exchange Group PLC	1,249	63,828
Macquarie Group Ltd.	261	18,063
Moody’s Corp.	325	43,560
Morgan Stanley	735	33,442
MSCI, Inc.-Class A	361	41,374
Nasdaq, Inc.	753	56,761
Natixis SA	3,393	25,483
Nomura Holdings, Inc.	2,100	11,684
Northern Trust Corp.	412	36,462
Partners Group Holding AG	68	44,113
Raymond James Financial, Inc.	418	32,738
S&P Global, Inc.	311	47,997
SBI Holdings, Inc./Japan	1,300	18,081
Schroders PLC	944	41,121
SEI Investments Co.	695	40,630
Singapore Exchange Ltd.	3,300	18,267
State Street Corp.	421	38,938
T. Rowe Price Group, Inc.	627	52,894
TD Ameritrade Holding Corp.	771	33,400
Thomson Reuters Corp.	1,197	54,734
UBS Group AG (b)	1,814	29,889

		2,392,162

Consumer Finance - 0.1%
Acom Co., Ltd. (b)	4,000	16,363
AEON Financial Service Co., Ltd.	800	16,958
Ally Financial, Inc.	1,228	27,753
American Express Co.	516	44,428
Capital One Financial Corp.	376	29,933
Credit Saison Co., Ltd.	900	16,290
Discover Financial Services	568	33,484
Navient Corp.	1,339	17,675

Company	Shares	U.S. $ Value
Provident Financial PLC	801	$9,156
Synchrony Financial	1,033	31,806

		243,846

Diversified Financial Services - 0.3%
AMP Ltd.	3,999	16,247
Berkshire Hathaway, Inc.-Class B (b)	231	41,848
Challenger Ltd./Australia	1,797	17,968
Element Fleet Management Corp.	3,194	23,941
Eurazeo SA	577	47,720
EXOR NV	480	30,847
First Pacific Co., Ltd./Hong Kong	22,000	17,693
Groupe Bruxelles Lambert SA	600	61,075
IHS Markit Ltd. (b)	1,109	51,946
Industrivarden AB-Class C	1,828	43,327
Investor AB-Class B	902	42,197
Kinnevik AB	1,368	41,180
L E Lundbergforetagen AB-Class B	428	33,161
Leucadia National Corp.	1,464	34,667
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	17,704
Onex Corp.	648	51,814
ORIX Corp.	1,000	16,027
Pargesa Holding SA	691	56,020
Standard Life Aberdeen PLC	13,478	74,898
Voya Financial, Inc.	775	29,628
Wendel SA	294	46,615

		796,523

Insurance - 1.4%
Admiral Group PLC	1,243	31,053
Aegon NV	4,545	25,988
Aflac, Inc.	694	57,290
Ageas	832	38,626
AIA Group Ltd.	2,400	18,484
Alleghany Corp. (b)	66	37,143
Allianz SE (REG)	222	47,580
Allstate Corp. (The)	643	58,192
American International Group, Inc.	720	43,546
Aon PLC	435	60,535
Arch Capital Group Ltd. (b)	593	57,723
Arthur J Gallagher & Co.	958	55,468
Assicurazioni Generali SpA	1,915	34,351
Assurant, Inc.	420	39,770
Aviva PLC	5,185	35,062
Axis Capital Holdings Ltd.	710	42,770
Baloise Holding AG (REG)	288	45,897
Brighthouse Financial, Inc. (b)	60	3,424
China Life Insurance Co., Ltd.-Class H	88,000	283,337
Chubb Ltd.	371	52,467
Cincinnati Financial Corp.	705	54,172
CNP Assurances	1,623	37,671
Dai-ichi Life Holdings, Inc.	1,000	15,991
Direct Line Insurance Group PLC	8,791	43,203
Everest Re Group Ltd.	214	54,031
Fairfax Financial Holdings Ltd.	85	44,182
FNF Group	1,183	57,068
Gjensidige Forsikring ASA	2,409	42,155
Great-West Lifeco, Inc.	2,017	55,870

Company	Shares	U.S. $ Value
Hannover Rueck SE (REG)	383	$46,460
Hartford Financial Services Group, Inc. (The)	878	47,473
Industrial Alliance Insurance & Financial Services, Inc.	1,008	43,258
Insurance Australia Group Ltd.	3,856	19,678
Intact Financial Corp.	960	79,137
Japan Post Holdings Co., Ltd.	1,600	19,868
Legal & General Group PLC	13,473	45,370
Lincoln National Corp.	446	30,266
Loews Corp.	1,014	47,232
Manulife Financial Corp.	2,171	42,646
Mapfre SA	8,898	31,546
Markel Corp. (b)	39	41,028
Marsh & McLennan Cos., Inc.	753	58,794
Medibank Pvt Ltd.	7,758	18,781
MetLife, Inc.	661	30,955
MS&AD Insurance Group Holdings, Inc.	400	13,176
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	43,786
New China Life Insurance Co., Ltd.-Class H	74,000	475,188
NN Group NV	985	39,108
Old Mutual PLC	9,763	26,224
Poste Italiane SpA (a)	5,111	37,167
Power Corp. of Canada	1,760	43,015
Power Financial Corp.	1,872	50,535
Principal Financial Group, Inc.	589	36,824
Progressive Corp. (The)	1,147	53,313
Prudential Financial, Inc.	336	34,299
Prudential PLC	1,555	36,503
QBE Insurance Group Ltd.	1,386	11,510
Reinsurance Group of America, Inc.-Class A	376	50,553
RenaissanceRe Holdings Ltd.	388	53,994
RSA Insurance Group PLC	5,407	46,619
Sampo Oyj-Class A	886	46,775
SCOR SE	791	33,114
Sompo Holdings, Inc.	400	15,024
Sony Financial Holdings, Inc.	1,072	16,901
St James’s Place PLC	2,130	31,796
Sun Life Financial, Inc.	1,344	51,607
Suncorp Group Ltd.	1,549	16,085
Swiss Life Holding AG (b)	132	47,256
Swiss Re AG	469	42,467
T&D Holdings, Inc.	1,250	17,019
Tokio Marine Holdings, Inc.	400	15,928
Torchmark Corp.	598	46,028
Travelers Cos., Inc. (The)	464	56,228
Trisura Group Ltd. (b)	7	137
Tryg A/S	1,864	43,123
UnipolSai Assicurazioni SpA	12,165	27,645
Unum Group	830	39,989
Willis Towers Watson PLC	352	52,261
WR Berkley Corp.	735	48,980
XL Group Ltd.	1,187	48,620
Zurich Insurance Group AG	154	46,092

		3,870,430

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	2,408	51,868

Company	Shares	U.S. $ Value
Annaly Capital Management, Inc.	3,658	$45,725

		97,593

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,312	39,910

		12,511,082

Information Technology - 2.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,148	69,187
F5 Networks, Inc. (b)	462	55,154
Harris Corp.	675	82,957
Juniper Networks, Inc.	2,077	57,595
Motorola Solutions, Inc.	840	74,021
Nokia Oyj	5,115	31,727
Palo Alto Networks, Inc. (b)	297	39,409
Telefonaktiebolaget LM Ericsson-Class B	4,594	26,942

		436,992

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd.	500	13,749
Amphenol Corp.-Class A	1,084	87,739
Arrow Electronics, Inc. (b)	775	61,558
Avnet, Inc.	1,566	60,401
CDW Corp./DE	1,016	64,435
Corning, Inc.	2,176	62,582
Flex Ltd. (b)	3,294	53,593
FLIR Systems, Inc.	1,824	69,312
Hamamatsu Photonics KK	600	18,580
Hexagon AB-Class B	836	41,052
Hirose Electric Co., Ltd.	100	13,853
Hitachi High-Technologies Corp.	500	17,857
Hitachi Ltd.	4,000	27,535
Ingenico Group SA	325	32,239
Keyence Corp.	100	52,136
Kyocera Corp.	400	24,016
Murata Manufacturing Co., Ltd.	100	15,323
Nippon Electric Glass Co., Ltd.	400	15,224
Omron Corp.	500	25,137
Shimadzu Corp.	1,100	20,241
TDK Corp.	300	20,110
TE Connectivity Ltd.	878	69,889
Trimble, Inc. (b)	1,320	51,058
Yaskawa Electric Corp.	1,000	30,311
Yokogawa Electric Corp.	1,200	18,713

		966,643

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (b)	806	38,003
Alphabet, Inc.-Class A (b)	78	74,509
Alphabet, Inc.-Class C (b)	76	71,389
Cars.com, Inc. (b)(c)	283	7,318
CoStar Group, Inc. (b)	287	82,260
DeNA Co., Ltd.	600	12,826
eBay, Inc. (b)	1,712	61,855
Facebook, Inc.-Class A (b)	387	66,552

Company	Shares	U.S. $ Value
Kakaku.com, Inc.	1,400	$17,452
MercadoLibre, Inc.	134	34,635
Mixi, Inc.	300	16,024
Twitter, Inc. (b)	1,866	31,554
United Internet AG	623	37,024
VeriSign, Inc. (b)(c)	824	85,490
Yahoo Japan Corp.	4,600	21,118
Zillow Group, Inc.-Class C (b)	848	33,598

		691,607

IT Services - 0.7%
Accenture PLC-Class A	613	80,156
Alliance Data Systems Corp.	215	48,483
Amadeus IT Group SA-Class A	787	48,858
Atos SE	247	38,099
Automatic Data Processing, Inc.	831	88,477
Broadridge Financial Solutions, Inc.	1,174	91,725
Capgemini SE	360	39,911
CGI Group, Inc.-Class A (b)	1,595	81,145
Cognizant Technology Solutions Corp.-Class A	1,099	77,776
Computershare Ltd.	1,857	20,779
DXC Technology Co.	635	53,975
Fidelity National Information Services, Inc.	969	90,039
First Data Corp.-Class A (b)	3,401	62,612
Fiserv, Inc. (b)	669	82,762
FleetCor Technologies, Inc. (b)	249	35,799
Fujitsu Ltd.	2,000	14,826
Gartner, Inc. (b)	575	69,339
Global Payments, Inc.	567	54,143
International Business Machines Corp.	502	71,801
Mastercard, Inc.-Class A	649	86,512
Nomura Research Institute Ltd.	700	27,255
NTT Data Corp.	2,000	21,599
Obic Co., Ltd.	300	18,819
Otsuka Corp.	300	19,883
Paychex, Inc.	1,472	83,948
PayPal Holdings, Inc. (b)	1,263	77,902
Sabre Corp.	2,420	44,625
Total System Services, Inc.	1,066	73,682
Vantiv, Inc.-Class A (b)	1,056	74,649
Visa, Inc.-Class A	718	74,327
Western Union Co. (The)-Class W	3,117	58,974
Worldpay Group PLC (a)	9,043	48,796

		1,861,676

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (b)	2,015	26,195
Analog Devices, Inc.	607	50,788
Applied Materials, Inc.	967	43,631
ASM Pacific Technology Ltd.	1,400	17,350
ASML Holding NV	269	41,998
Broadcom Ltd.	205	51,674
Infineon Technologies AG	1,599	36,927
Intel Corp.	1,884	66,072
KLA-Tencor Corp.	609	57,057
Lam Research Corp.	384	63,736
Marvell Technology Group Ltd.	2,554	45,742

Company	Shares	U.S. $ Value
Maxim Integrated Products, Inc.	1,384	$64,577
Microchip Technology, Inc.	789	68,485
Micron Technology, Inc. (b)	1,172	37,469
NVIDIA Corp.	256	43,377
NXP Semiconductors NV (b)	516	58,287
Qorvo, Inc. (b)	444	32,510
QUALCOMM, Inc.	984	51,434
Rohm Co., Ltd.	200	15,572
Skyworks Solutions, Inc.	431	45,410
STMicroelectronics NV	1,365	23,740
Texas Instruments, Inc.	847	70,149
Tokyo Electron Ltd.	100	14,084
Xilinx, Inc.	811	53,575

		1,079,839

Software - 0.6%
Activision Blizzard, Inc.	841	55,136
Adobe Systems, Inc. (b)	449	69,667
ANSYS, Inc. (b)	635	81,801
Autodesk, Inc. (b)	395	45,212
CA, Inc.	2,135	70,839
Cadence Design Systems, Inc. (b)	1,796	70,565
CDK Global, Inc.	1,015	65,467
Citrix Systems, Inc. (b)	604	47,239
Constellation Software, Inc./Canada	106	58,941
Dassault Systemes SE	646	63,631
Dell Technologies, Inc.-Class V (b)	758	56,797
Electronic Arts, Inc. (b)	495	60,142
Fortinet, Inc. (b)	1,023	39,079
Gemalto NV	365	19,737
Intuit, Inc.	570	80,626
Konami Holdings Corp.	400	20,858
LINE Corp. (b)	600	21,208
Microsoft Corp.	995	74,396
Mobileye NV (b)(c)	315	19,741
Nexon Co., Ltd. (b)	1,100	27,485
Nintendo Co., Ltd.	100	33,353
Nuance Communications, Inc. (b)	2,749	44,176
Open Text Corp.	1,658	53,348
Oracle Corp.	1,536	77,307
Oracle Corp. Japan	400	29,609
Red Hat, Inc. (b)	568	61,060
Sage Group PLC (The)	5,404	48,402
salesforce.com, Inc. (b)	534	50,992
SAP SE	466	48,908
ServiceNow, Inc. (b)	428	49,729
Splunk, Inc. (b)	575	38,577
Symantec Corp.	1,835	55,013
Synopsys, Inc. (b)	974	78,329
Trend Micro, Inc./Japan	400	18,514
VMware, Inc.-Class A (b)(c)	527	56,969
Workday, Inc.-Class A (b)	384	42,121

		1,834,974

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	407	$66,748
BlackBerry Ltd. (b)	2,745	25,433
Brother Industries Ltd.	900	21,351
Canon, Inc.	900	31,546
FUJIFILM Holdings Corp.	600	23,606
Hewlett Packard Enterprise Co.	3,043	54,957
HP, Inc.	2,579	49,207
Konica Minolta, Inc.	2,400	19,154
NEC Corp.	7,000	18,543
NetApp, Inc.	1,082	41,830
Ricoh Co., Ltd.	2,300	23,035
Seagate Technology PLC (c)	978	30,836
Seiko Epson Corp.	900	23,096
Western Digital Corp.	465	41,046
Xerox Corp.	1,717	55,408

		525,796

		7,397,527

Industrials - 2.4%
Aerospace & Defense - 0.3%
Airbus SE	181	15,244
Arconic, Inc.	824	20,987
BAE Systems PLC	2,639	20,738
Boeing Co. (The)	219	52,486
Bombardier, Inc.-Class B (b)	7,317	14,649
CAE, Inc.	2,809	46,361
Cobham PLC	9,287	16,488
Dassault Aviation SA	11	16,820
General Dynamics Corp.	241	48,525
Huntington Ingalls Industries, Inc.	180	38,513
L3 Technologies, Inc.	265	48,092
Leonardo SpA	684	11,590
Lockheed Martin Corp.	198	60,467
Meggitt PLC	2,664	17,844
Northrop Grumman Corp.	198	53,898
Raytheon Co.	297	54,057
Rockwell Collins, Inc.	452	59,235
Rolls-Royce Holdings PLC (b)	1,271	15,011
Safran SA	174	16,895
Singapore Technologies Engineering Ltd.	4,200	11,328
Textron, Inc.	720	35,345
Thales SA	192	21,256
TransDigm Group, Inc.	93	24,241
United Technologies Corp.	418	50,043
Zodiac Aerospace	368	10,643

		780,756

Air Freight & Logistics - 0.1%
Bollore SA	3,319	15,420
CH Robinson Worldwide, Inc. (c)	534	37,716
Deutsche Post AG (REG)	500	20,763
Expeditors International of Washington, Inc.	744	41,738
FedEx Corp.	189	40,518
Kuehne & Nagel International AG (REG)	139	25,190
Royal Mail PLC	3,581	18,241
United Parcel Service, Inc.-Class B	471	53,864

Company	Shares	U.S. $ Value
Yamato Holdings Co., Ltd.	400	$8,529

		261,979

Airlines - 0.1%
American Airlines Group, Inc.	507	22,683
ANA Holdings, Inc.	4,000	14,851
Cathay Pacific Airways Ltd.	8,000	11,880
Delta Air Lines, Inc.	566	26,710
Deutsche Lufthansa AG (REG)	656	16,475
easyJet PLC	784	12,151
International Consolidated Airlines Group SA	1,885	14,944
Japan Airlines Co., Ltd.	400	13,773
Qantas Airways Ltd.	2,474	11,261
Singapore Airlines Ltd.	1,500	11,418
Southwest Airlines Co.	528	27,530
United Continental Holdings, Inc. (b)	315	19,517

		203,193

Building Products - 0.1%
AO Smith Corp.	711	39,596
Asahi Glass Co., Ltd.	200	7,809
Assa Abloy AB-Class B	848	18,330
Cie de Saint-Gobain	254	13,925
Daikin Industries Ltd.	100	9,993
Fortune Brands Home & Security, Inc.	681	42,583
Geberit AG (REG)	50	22,854
Johnson Controls International PLC	1,024	40,540
LIXIL Group Corp.	400	10,499
Masco Corp.	1,061	39,013
TOTO Ltd.	300	11,420

		256,562

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	1,434	15,063
Brambles Ltd.	1,685	12,499
Cintas Corp.	386	52,114
Dai Nippon Printing Co., Ltd.	1,000	11,810
Edenred	463	12,528
G4S PLC	3,969	14,539
ISS A/S	413	16,075
Park24 Co., Ltd.	400	9,626
Republic Services, Inc.-Class A	966	63,022
Secom Co., Ltd.	200	14,844
Securitas AB-Class B	1,405	23,111
Societe BIC SA	160	19,220
Sohgo Security Services Co., Ltd.	200	8,750
Stericycle, Inc. (b)	372	26,743
Toppan Printing Co., Ltd.	1,000	10,018
Waste Connections, Inc.	891	59,421
Waste Management, Inc.	916	70,633

		440,016

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	436	16,504
Boskalis Westminster	549	17,943
Bouygues SA	319	14,471
China Communications Construction Co., Ltd.-Class H	248,000	330,929

Company	Shares	U.S. $ Value
China Railway Construction Corp., Ltd.-Class H	224,500	$295,155
China Railway Group Ltd.-Class H	360,000	288,636
CIMIC Group Ltd.	319	10,679
Eiffage SA	192	19,837
Ferrovial SA	951	21,700
Fluor Corp.	716	27,616
HOCHTIEF AG	79	13,939
Jacobs Engineering Group, Inc.	615	33,511
JGC Corp.	700	11,252
Kajima Corp.	2,000	18,362
Obayashi Corp.	1,000	11,801
Orascom Construction Ltd. (b)	173	1,090
Shimizu Corp.	1,000	10,334
Skanska AB-Class B	763	17,243
SNC-Lavalin Group, Inc.	1,097	47,921
Taisei Corp.	2,000	20,068
Vinci SA	175	16,102

		1,245,093

Electrical Equipment - 0.1%
ABB Ltd. (REG)	788	18,233
Acuity Brands, Inc.	140	24,751
AMETEK, Inc.	672	42,504
Eaton Corp. PLC	547	39,253
Emerson Electric Co.	688	40,619
Fuji Electric Co., Ltd.	2,000	11,034
Legrand SA	296	20,759
Mabuchi Motor Co., Ltd.	200	9,447
Mitsubishi Electric Corp.	700	10,358
Nidec Corp.	100	11,342
OSRAM Licht AG	209	17,167
Prysmian SpA	537	16,927
Rockwell Automation, Inc.	235	38,554
Schneider Electric SE (Paris) (b)	198	15,967
Sensata Technologies Holding NV (b)	858	38,318
Vestas Wind Systems A/S	152	13,853

		369,086

Industrial Conglomerates - 0.1%
3M Co.	284	58,027
CK Hutchison Holdings Ltd.	1,184	15,523
DCC PLC	173	15,773
General Electric Co.	1,596	39,182
Honeywell International, Inc.	378	52,266
Jardine Matheson Holdings Ltd.	200	13,155
Jardine Strategic Holdings Ltd.	300	13,171
Keihan Holdings Co., Ltd.	2,000	12,069
Keppel Corp., Ltd.	2,400	11,204
NWS Holdings Ltd.	5,257	10,118
Roper Technologies, Inc.	184	42,441
Seibu Holdings, Inc.	600	10,326
Sembcorp Industries Ltd.	4,900	10,793
Siemens AG (REG)	118	15,447
Smiths Group PLC	1,381	27,597
Toshiba Corp. (b)	2,000	5,579

		352,671

Company	Shares	U.S. $ Value
Machinery - 0.4%
AGCO Corp.	496	$33,951
Alfa Laval AB	849	19,239
Alstom SA	518	18,425
Amada Holdings Co., Ltd.	900	9,872
ANDRITZ AG	354	19,277
Atlas Copco AB-Class A	436	17,105
Atlas Copco AB-Class B	520	18,570
Caterpillar, Inc.	323	37,949
CNH Industrial NV	1,193	13,551
Cummins, Inc.	221	35,223
Deere & Co.	289	33,504
Dover Corp.	428	36,329
FANUC Corp.	100	19,428
Flowserve Corp.	599	23,529
Fortive Corp.	674	43,790
GEA Group AG	378	16,659
Hino Motors Ltd.	900	10,323
Hitachi Construction Machinery Co., Ltd.	400	11,277
Hoshizaki Corp.	100	8,696
IHI Corp. (b)	2,000	6,622
Illinois Tool Works, Inc.	349	47,991
IMI PLC	1,187	17,428
Ingersoll-Rand PLC	469	40,048
JTEKT Corp.	700	9,350
Kawasaki Heavy Industries Ltd.	3,000	9,205
Komatsu Ltd.	400	10,795
Kone Oyj-Class B	326	17,692
Kubota Corp.	700	12,109
Kurita Water Industries Ltd.	400	11,517
Makita Corp.	300	12,062
MAN SE	62	6,961
Metso Oyj	392	13,005
Middleby Corp. (The) (b)	251	30,547
MINEBEA MITSUMI, Inc.	500	8,219
Mitsubishi Heavy Industries Ltd.	3,000	11,467
Nabtesco Corp.	400	14,007
NGK Insulators Ltd.	600	11,202
NSK Ltd.	600	7,111
PACCAR, Inc.	502	33,298
Parker-Hannifin Corp.	211	33,948
Pentair PLC	481	29,846
Sandvik AB	907	14,995
Schindler Holding AG	78	16,717
Schindler Holding AG (REG)	81	17,027
SKF AB-Class B	706	14,112
Snap-on, Inc.	233	34,384
Stanley Black & Decker, Inc.	329	47,376
Sumitomo Heavy Industries Ltd.	2,000	14,914
THK Co., Ltd.	400	13,351
Volvo AB-Class B	910	15,554
WABCO Holdings, Inc. (b)	273	39,208
Wabtec Corp./DE (c)	449	31,686
Wartsila Oyj Abp	244	16,840
Weir Group PLC (The)	503	11,673
Xylem, Inc./NY	796	49,408
Yangzijiang Shipbuilding Holdings Ltd.	12,600	13,926
Zardoya Otis SA	1,731	17,854

		1,190,152

Company	Shares	U.S. $ Value
Marine - 0.0%
AP Moller-Maersk A/S-Class A	10	$19,601
AP Moller-Maersk A/S-Class B	9	18,591
Mitsui OSK Lines Ltd.	3,000	9,630
Nippon Yusen KK (b)	5,000	9,903

		57,725

Professional Services - 0.2%
Adecco Group AG (REG)	233	16,889
Bureau Veritas SA	963	22,894
Capita PLC	1,612	13,529
Dun & Bradstreet Corp. (The)	311	34,658
Equifax, Inc.	383	54,566
Experian PLC	1,125	22,621
Intertek Group PLC	254	16,806
ManpowerGroup, Inc.	340	37,913
Nielsen Holdings PLC	827	32,129
Randstad Holding NV	258	15,084
Recruit Holdings Co., Ltd.	600	11,958
RELX NV	1,139	23,919
RELX PLC	1,122	24,534
Robert Half International, Inc.	701	31,755
SEEK Ltd.	867	11,564
SGS SA (REG)	10	22,321
Verisk Analytics, Inc.-Class A (b)	637	51,629
Wolters Kluwer NV	490	21,407

		466,176

Road & Rail - 0.2%
AMERCO	94	35,082
Aurizon Holdings Ltd.	2,894	11,400
Canadian National Railway Co. (Toronto)	661	53,579
Canadian Pacific Railway Ltd.	280	43,569
Central Japan Railway Co.	84	14,242
ComfortDelGro Corp., Ltd.	6,300	10,652
CSX Corp.	526	26,405
DSV A/S	295	20,941
East Japan Railway Co.	200	18,360
Hankyu Hanshin Holdings, Inc.	300	11,441
JB Hunt Transport Services, Inc.	438	43,314
Kansas City Southern	333	34,442
Keikyu Corp.	1,000	10,630
Keio Corp.	1,000	8,322
Keisei Electric Railway Co., Ltd.	400	10,906
Kintetsu Group Holdings Co., Ltd.	3,000	11,337
MTR Corp., Ltd.	3,000	17,559
Nagoya Railroad Co., Ltd.	2,000	8,957
Nippon Express Co., Ltd.	2,000	13,802
Norfolk Southern Corp.	311	37,482
Odakyu Electric Railway Co., Ltd.	600	11,623
Tobu Railway Co., Ltd.	2,000	11,068
Tokyu Corp.	1,000	14,570
Union Pacific Corp.	324	34,117
West Japan Railway Co.	218	15,855

		529,655

Trading Companies & Distributors - 0.1%
AerCap Holdings NV (b)	317	15,945

Company	Shares	U.S. $ Value
Ashtead Group PLC	560	$12,047
Brenntag AG	322	17,089
Bunzl PLC	677	20,235
Fastenal Co.	755	32,216
Ferguson PLC	313	18,639
Finning International, Inc.	1,846	42,234
ITOCHU Corp.	1,000	16,330
Marubeni Corp.	2,200	14,317
MISUMI Group, Inc.	500	12,843
Mitsubishi Corp.	600	13,881
Mitsui & Co., Ltd.	1,100	16,463
Rexel SA	970	14,500
Sumitomo Corp.	1,000	14,165
Toyota Tsusho Corp.	400	12,308
Travis Perkins PLC	782	15,232
United Rentals, Inc. (b)	195	23,022
WW Grainger, Inc.	196	31,864

		343,330

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,446	29,266
Aena SA (a)	131	25,624
Aeroports de Paris	132	23,540
Atlantia SpA	613	19,738
Auckland International Airport Ltd.	2,334	11,397
Fraport AG Frankfurt Airport Services Worldwide	264	26,075
Groupe Eurotunnel SE (REG)	1,705	20,329
Hutchison Port Holdings Trust-Class U	27,300	12,437
Japan Airport Terminal Co., Ltd.	300	10,876
Kamigumi Co., Ltd.	1,000	11,073
Macquarie Infrastructure Corp.	570	42,454
Mitsubishi Logistics Corp.	1,000	12,092
SATS Ltd.	2,900	10,343
Sydney Airport	2,782	16,387
Transurban Group	1,567	15,190

		286,821

		6,783,215

Consumer Staples - 2.2%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	336	39,793
Asahi Group Holdings Ltd.	900	39,164
Brown-Forman Corp.-Class B	1,243	65,929
Carlsberg A/S-Class B	434	49,882
Coca-Cola Amatil Ltd.	5,133	32,897
Coca-Cola Bottlers Japan, Inc.	1,200	41,106
Coca-Cola Co. (The)	2,349	106,997
Coca-Cola European Partners PLC	1,012	43,334
Coca-Cola HBC AG (b)	1,304	44,591
Constellation Brands, Inc.-Class A	321	64,232
Diageo PLC	1,525	51,008
Dr Pepper Snapple Group, Inc.	924	84,130
Heineken Holding NV	450	44,453
Heineken NV	502	52,685
Kirin Holdings Co., Ltd.	1,800	40,841
Molson Coors Brewing Co.-Class B	775	69,556
Monster Beverage Corp. (b)	1,264	70,557
PepsiCo, Inc.	845	97,792

Company	Shares	U.S. $ Value
Pernod Ricard SA	347	$47,445
Remy Cointreau SA	337	38,515
Suntory Beverage & Food Ltd.	800	36,978
Treasury Wine Estates Ltd.	645	7,428

		1,169,313

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,800	41,342
Alimentation Couche-Tard, Inc.-Class B	1,687	80,557
Carrefour SA	1,249	25,195
Casino Guichard Perrachon SA	448	25,464
Colruyt SA	915	50,808
Costco Wholesale Corp.	505	79,154
CVS Health Corp.	854	66,048
Distribuidora Internacional de Alimentacion SA	6,300	39,907
Empire Co., Ltd.-Class A	3,731	62,714
FamilyMart UNY Holdings Co., Ltd.	600	32,512
George Weston Ltd.	1,022	88,823
ICA Gruppen AB	1,334	53,194
J Sainsbury PLC	10,711	32,605
Jean Coutu Group PJC, Inc. (The)-Class A	4,420	78,826
Jeronimo Martins SGPS SA	2,095	41,826
Koninklijke Ahold Delhaize NV	1,925	34,605
Kroger Co. (The)	1,741	38,076
Lawson, Inc.	700	47,066
Loblaw Cos., Ltd.	1,937	105,059
METRO AG (b)	963	18,824
Metro, Inc.	2,641	87,177
Rite Aid Corp. (b)	1,822	4,409
Seven & i Holdings Co., Ltd.	900	35,710
Sundrug Co., Ltd.	900	37,324
Sysco Corp.	1,355	71,368
Tesco PLC (b)	14,259	33,317
Tsuruha Holdings, Inc.	300	35,739
Wal-Mart Stores, Inc.	1,159	90,483
Walgreens Boots Alliance, Inc.	793	64,629
Wesfarmers Ltd.	1,156	39,189
Wm Morrison Supermarkets PLC	13,410	42,637
Woolworths Ltd.	2,044	42,274

		1,626,861

Food Products - 0.7%
Ajinomoto Co., Inc.	1,500	29,626
Archer-Daniels-Midland Co.	1,514	62,558
Aryzta AG (b)	565	17,801
Associated British Foods PLC	933	40,135
Barry Callebaut AG (REG) (b)	33	47,462
Bunge Ltd.	891	66,495
Calbee, Inc.	900	30,765
Campbell Soup Co.	1,279	59,090
Chocoladefabriken Lindt & Spruengli AG	9	51,619
Chocoladefabriken Lindt & Spruengli AG (REG)	1	69,573
Conagra Brands, Inc.	1,969	63,914
Danone SA	580	45,695
General Mills, Inc.	1,305	69,504
Golden Agri-Resources Ltd.	132,000	38,453
Hershey Co. (The)	758	79,529
Hormel Foods Corp.	1,930	59,328

Company	Shares	U.S. $ Value
Ingredion, Inc.	628	$77,759
JM Smucker Co. (The)	614	64,323
Kellogg Co.	1,053	68,929
Kerry Group PLC-Class A	503	46,844
Kikkoman Corp.	1,200	37,572
Kraft Heinz Co. (The)	886	71,544
Marine Harvest ASA (b)	1,945	38,637
McCormick & Co., Inc./MD	900	85,617
MEIJI Holdings Co., Ltd.	400	31,866
Mondelez International, Inc.-Class A	1,174	47,735
Nestle SA (REG)	608	51,544
NH Foods Ltd.	1,000	29,333
Nisshin Seifun Group, Inc.	2,500	43,418
Nissin Foods Holdings Co., Ltd.	600	36,998
Orkla ASA	3,826	39,284
Saputo, Inc.	2,289	77,281
Tate & Lyle PLC	4,685	41,367
Toyo Suisan Kaisha Ltd.	900	33,267
Tyson Foods, Inc.-Class A	1,060	67,098
WH Group Ltd. (a)	40,500	42,450
Wilmar International Ltd.	13,700	33,609
Yakult Honsha Co., Ltd.	500	34,630
Yamazaki Baking Co., Ltd.	1,800	34,116

		1,966,768

Household Products - 0.3%
Church & Dwight Co., Inc.	1,639	82,229
Clorox Co. (The)	669	92,677
Colgate-Palmolive Co.	1,207	86,469
Edgewell Personal Care Co. (b)	667	50,652
Essity AB-Class B (b)	1,288	35,759
Henkel AG & Co. KGaA	338	40,935
Henkel AG & Co. KGaA (Preference Shares)	356	47,729
Kimberly-Clark Corp.	706	87,043
Lion Corp.	1,800	35,881
Procter & Gamble Co. (The)	1,192	109,986
Reckitt Benckiser Group PLC	499	47,319
Spectrum Brands Holdings, Inc. (c)	551	60,588
Unicharm Corp.	1,300	30,606

		807,873

Personal Products - 0.1%
Beiersdorf AG	471	50,333
Coty, Inc.-Class A	2,104	34,884
Estee Lauder Cos., Inc. (The)-Class A	855	91,477
Kao Corp.	500	31,258
Kose Corp.	300	37,695
L’Oreal SA	228	48,167
Pola Orbis Holdings, Inc.	1,400	44,948
Shiseido Co., Ltd.	900	37,290
Unilever NV	860	51,200
Unilever PLC	811	47,318

		474,570

Tobacco - 0.1%
Altria Group, Inc.	1,060	67,204
British American Tobacco PLC	579	36,121
British American Tobacco PLC (Sponsored ADR)	643	39,943

Company	Shares	U.S. $ Value
Imperial Brands PLC	987	$40,831
Japan Tobacco, Inc.	1,099	37,646
Philip Morris International, Inc.	715	83,605
Swedish Match AB	1,345	47,988

		353,338

		6,398,723

Health Care - 2.2%
Biotechnology - 0.2%
AbbVie, Inc.	784	59,035
Actelion Ltd. (REG) (b)	213	59,696
Alexion Pharmaceuticals, Inc. (b)	232	33,039
Alkermes PLC (b)	331	16,808
Amgen, Inc.	320	56,886
Biogen, Inc. (b)	169	53,499
BioMarin Pharmaceutical, Inc. (b)	341	30,755
Celgene Corp. (b)	350	48,626
CSL Ltd.	450	46,055
Genmab A/S (b)	279	65,327
Gilead Sciences, Inc.	703	58,848
Grifols SA	2,271	64,293
Idorsia Ltd. (b)	213	3,887
Incyte Corp. (b)	189	25,971
Regeneron Pharmaceuticals, Inc. (b)	66	32,795
Seattle Genetics, Inc. (b)	303	15,917
United Therapeutics Corp. (b)	217	28,384
Vertex Pharmaceuticals, Inc. (b)	246	39,493

		739,314

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	1,269	64,643
Align Technology, Inc. (b)	301	53,199
Baxter International, Inc.	1,040	64,522
Becton Dickinson and Co.	309	61,627
Boston Scientific Corp. (b)	1,769	48,736
Cochlear Ltd.	378	47,082
Coloplast A/S-Class B	742	60,809
Cooper Cos., Inc. (The)	246	61,704
CR Bard, Inc.	106	34,006
CYBERDYNE, Inc. (b)	3,000	39,507
Danaher Corp.	776	64,734
DENTSPLY SIRONA, Inc.	989	55,948
DexCom, Inc. (b)	430	32,082
Edwards Lifesciences Corp. (b)	320	36,371
Essilor International SA	493	62,267
Getinge AB-Class B	2,759	51,287
Hologic, Inc. (b)	1,129	43,579
Hoya Corp.	800	45,847
IDEXX Laboratories, Inc. (b)	330	51,292
Intuitive Surgical, Inc. (b)	61	61,285
Koninklijke Philips NV	479	18,166
Medtronic PLC	683	55,063
Olympus Corp.	900	31,165
ResMed, Inc.	778	60,357

Company	Shares	U.S. $ Value
Smith & Nephew PLC	4,175	$75,527
Sonova Holding AG (REG)	433	73,208
Stryker Corp.	486	68,706
Sysmex Corp.	700	43,323
Teleflex, Inc.	270	57,172
Terumo Corp.	1,000	38,691
Varian Medical Systems, Inc. (b)	475	50,469
William Demant Holding A/S (b)	2,432	64,406
Zimmer Biomet Holdings, Inc.	375	42,851

		1,719,631

Health Care Providers & Services - 0.5%
Aetna, Inc.	367	57,876
Alfresa Holdings Corp.	2,100	39,601
AmerisourceBergen Corp.-Class A	482	38,681
Anthem, Inc.	274	53,715
Cardinal Health, Inc.	702	47,357
Centene Corp. (b)	478	42,470
Cigna Corp.	335	60,990
DaVita, Inc. (b)	632	37,010
Envision Healthcare Corp. (b)	549	28,773
Express Scripts Holding Co. (b)	647	40,645
Fresenius Medical Care AG & Co. KGaA	755	70,826
Fresenius SE & Co. KGaA	693	58,818
HCA Healthcare, Inc. (b)	514	40,431
Healthscope Ltd.	25,489	35,261
Henry Schein, Inc. (b)	351	60,962
Humana, Inc.	169	43,538
Laboratory Corp. of America Holdings (b)	407	63,846
McKesson Corp.	241	35,984
Mediclinic International PLC	5,230	51,802
Medipal Holdings Corp.	2,200	38,833
MEDNAX, Inc. (b)	637	28,569
Miraca Holdings, Inc.	900	40,980
Patterson Cos., Inc.	1,039	40,002
Quest Diagnostics, Inc.	556	60,243
Ramsay Health Care Ltd.	768	41,725
Ryman Healthcare Ltd.	6,840	44,624
Sonic Healthcare Ltd.	2,611	45,472
Suzuken Co., Ltd./Aichi Japan	1,300	47,387
UnitedHealth Group, Inc.	310	61,659
Universal Health Services, Inc.-Class B	362	39,143

		1,397,223

Health Care Technology - 0.0%
Cerner Corp. (b)	701	47,514
M3, Inc.	1,500	39,047

		86,561

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	816	52,812
Eurofins Scientific SE	116	66,331
Illumina, Inc. (b)	183	37,416
Lonza Group AG (REG) (b)	278	70,481
Mettler-Toledo International, Inc. (b)	105	63,535

Company	Shares	U.S. $ Value
QIAGEN NV (b)	1,521	$49,068
Quintiles IMS Holdings, Inc. (b)	646	62,035
Thermo Fisher Scientific, Inc.	346	64,750
Waters Corp. (b)	286	52,475

		518,903

Pharmaceuticals - 0.7%
Allergan PLC	688	157,882
Astellas Pharma, Inc.	3,100	39,157
AstraZeneca PLC	729	42,740
Bayer AG (REG)	484	62,036
Bristol-Myers Squibb Co.	870	52,618
Chugai Pharmaceutical Co., Ltd.	1,000	40,880
Daiichi Sankyo Co., Ltd.	2,000	47,344
Eisai Co., Ltd.	700	36,334
Eli Lilly & Co.	693	56,334
GlaxoSmithKline PLC	3,649	72,395
Hikma Pharmaceuticals PLC	2,641	42,799
Hisamitsu Pharmaceutical Co., Inc.	800	38,660
Jazz Pharmaceuticals PLC (b)	223	33,307
Johnson & Johnson	554	73,333
Kyowa Hakko Kirin Co., Ltd.	2,200	38,832
Mallinckrodt PLC (b)	476	19,554
Merck & Co., Inc.	863	55,111
Merck KGaA	536	58,928
Mitsubishi Tanabe Pharma Corp.	1,800	44,400
Mylan NV (b)	1,027	32,330
Novartis AG (REG)	923	77,816
Novo Nordisk A/S-Class B	1,284	61,182
Ono Pharmaceutical Co., Ltd.	1,900	38,939
Orion Oyj-Class B	948	44,885
Otsuka Holdings Co., Ltd.	900	36,277
Perrigo Co. PLC	428	33,795
Pfizer, Inc.	2,016	68,383
Roche Holding AG	268	68,091
Sanofi	604	58,890
Santen Pharmaceutical Co., Ltd.	3,000	46,742
Shionogi & Co., Ltd.	700	36,988
Shire PLC	706	35,114
Sumitomo Dainippon Pharma Co., Ltd.	2,600	35,492
Taisho Pharmaceutical Holdings Co., Ltd.	500	39,148
Takeda Pharmaceutical Co., Ltd.	1,000	55,454
UCB SA	558	38,519
Valeant Pharmaceuticals International, Inc. (b)	834	11,214
Vifor Pharma AG	380	38,487
Zoetis, Inc.	996	62,449

		1,932,839

		6,394,471

Consumer Discretionary - 2.2%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	15,073
Autoliv, Inc. (c)	287	31,174
BorgWarner, Inc.	633	29,378
Bridgestone Corp.	500	21,450
Cie Generale des Etablissements Michelin-Class B	199	27,145

Company	Shares	U.S. $ Value
Continental AG	107	$24,158
Delphi Automotive PLC	302	29,113
Denso Corp.	400	19,395
GKN PLC	5,805	23,924
Goodyear Tire & Rubber Co. (The)	816	24,725
Koito Manufacturing Co., Ltd.	300	18,700
Lear Corp.	199	29,758
Linamar Corp.	630	35,129
Magna International, Inc. (Toronto)-Class A	729	35,080
NGK Spark Plug Co., Ltd.	700	13,329
NOK Corp.	700	15,731
Nokian Renkaat Oyj	578	24,437
Schaeffler AG (Preference Shares)	1,288	18,174
Stanley Electric Co., Ltd.	500	16,605
Sumitomo Electric Industries Ltd.	900	14,081
Sumitomo Rubber Industries Ltd.	800	13,268
Toyoda Gosei Co., Ltd.	600	13,981
Toyota Industries Corp.	300	15,969
Valeo SA	282	18,876
Yokohama Rubber Co., Ltd. (The)	700	12,942

		541,595

Automobiles - 0.2%
Bayerische Motoren Werke AG	252	23,434
Bayerische Motoren Werke AG (Preference Shares)	288	23,919
Daimler AG (REG)	349	25,467
Ferrari NV	303	34,706
Fiat Chrysler Automobiles NV (b)	1,290	19,489
Ford Motor Co.	2,754	30,377
General Motors Co.	869	31,753
Harley-Davidson, Inc.	457	21,484
Honda Motor Co., Ltd.	700	19,607
Isuzu Motors Ltd.	1,200	15,658
Mazda Motor Corp.	1,000	14,688
Mitsubishi Motors Corp.	2,200	16,236
Nissan Motor Co., Ltd.	2,100	20,907
Peugeot SA	996	21,059
Porsche Automobil Holding SE (Preference Shares)	377	21,399
Renault SA	203	17,974
Subaru Corp.	400	13,981
Suzuki Motor Corp.	300	15,064
Tesla, Inc. (b)	54	19,219
Toyota Motor Corp.	300	16,891
Volkswagen AG	151	23,344
Volkswagen AG (Preference Shares)	138	20,619
Yamaha Motor Co., Ltd.	600	16,944

		484,219

Distributors - 0.0%
Genuine Parts Co.	435	36,031
Jardine Cycle & Carriage Ltd.	400	11,800
LKQ Corp. (b)	877	30,388

		78,219

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	400	15,383

Company	Shares	U.S. $ Value
H&R Block, Inc.	830	$22,194

		37,577

Hotels, Restaurants & Leisure - 0.4%
Accor SA	515	23,826
Aramark	1,174	47,770
Aristocrat Leisure Ltd.	960	16,165
Carnival Corp.	557	38,700
Carnival PLC	409	28,458
Chipotle Mexican Grill, Inc.-Class A (b)	57	18,053
Compass Group PLC	1,758	37,593
Crown Resorts Ltd.	1,793	16,559
Darden Restaurants, Inc.	368	30,209
Domino’s Pizza Enterprises Ltd.	317	10,893
Domino’s Pizza, Inc.	151	27,521
Flight Centre Travel Group Ltd.	539	20,765
Galaxy Entertainment Group Ltd.	3,000	18,903
Genting Singapore PLC	17,400	15,240
Hilton Worldwide Holdings, Inc.	532	34,224
InterContinental Hotels Group PLC	495	24,694
Las Vegas Sands Corp.	477	29,674
Marriott International, Inc./MD-Class A	350	36,253
McDonald’s Corp.	324	51,830
McDonald’s Holdings Co. Japan Ltd.	400	17,780
Melco Resorts & Entertainment Ltd. (ADR)	460	10,097
Merlin Entertainments PLC (a)	4,383	26,148
MGM China Holdings Ltd.	6,400	12,859
MGM Resorts International	769	25,346
Norwegian Cruise Line Holdings Ltd. (b)	485	28,838
Oriental Land Co., Ltd./Japan	300	22,560
Paddy Power Betfair PLC	223	19,589
Restaurant Brands International, Inc.	668	40,778
Royal Caribbean Cruises Ltd.	277	34,475
Sands China Ltd.	3,600	16,178
Shangri-La Asia Ltd.	10,000	16,769
SJM Holdings Ltd.	16,000	13,988
Sodexo SA	224	26,149
Starbucks Corp.	666	36,537
Tabcorp Holdings Ltd.	4,110	13,441
Tatts Group Ltd.	5,221	17,079
TUI AG	1,641	27,773
Whitbread PLC	504	24,500
William Hill PLC	6,112	19,569
Wyndham Worldwide Corp.	277	27,611
Wynn Macau Ltd.	6,800	14,986
Wynn Resorts Ltd.	179	24,879
Yum! Brands, Inc.	630	48,397

		1,093,656

Household Durables - 0.2%
Auto Trader Group PLC (a)	4,579	20,950
Barratt Developments PLC	2,559	20,732
Berkeley Group Holdings PLC	550	26,649
Casio Computer Co., Ltd.	900	12,737
DR Horton, Inc.	836	30,221
Electrolux AB-Class B	748	27,215
Garmin Ltd. (c)	605	31,157
Husqvarna AB-Class B	2,521	25,447

Company	Shares	U.S. $ Value
Iida Group Holdings Co., Ltd.	900	$15,308
Leggett & Platt, Inc.	679	31,214
Lennar Corp.-Class A	555	28,727
Mohawk Industries, Inc. (b)	156	39,487
Newell Brands, Inc.	610	29,451
Nikon Corp.	1,200	19,781
Panasonic Corp.	1,400	18,662
Persimmon PLC	763	26,274
PulteGroup, Inc.	1,261	32,559
Rinnai Corp.	200	17,385
SEB SA	162	29,425
Sekisui Chemical Co., Ltd.	800	14,938
Sekisui House Ltd.	1,100	19,045
Sharp Corp./Japan (b)	2,000	6,002
Sony Corp.	500	19,784
Taylor Wimpey PLC	9,372	24,351
Techtronic Industries Co., Ltd.	3,500	18,135
Toll Brothers, Inc.	690	26,882
Whirlpool Corp.	167	28,660

		641,178

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (b)	29	28,437
Expedia, Inc.	215	31,898
Liberty Interactive Corp. QVC Group-Class A (b)	1,207	26,699
Netflix, Inc. (b)	129	22,538
Priceline Group, Inc. (The) (b)	17	31,485
Rakuten, Inc.	1,299	15,427
Start Today Co., Ltd.	600	18,678
TripAdvisor, Inc. (b)(c)	426	18,203
Zalando SE (a)(b)	491	23,280

		216,645

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	400	13,425
Hasbro, Inc.	367	36,058
Mattel, Inc. (c)	1,058	17,161
Polaris Industries, Inc. (c)	248	23,121
Sankyo Co., Ltd.	400	13,062
Sega Sammy Holdings, Inc.	1,100	15,825
Shimano, Inc.	100	13,510
Yamaha Corp.	400	13,945

		146,107

Media - 0.5%
Altice NV-Class A (b)	704	16,240
Altice NV-Class B (b)	1,011	23,379
Axel Springer SE	600	37,177
CBS Corp.-Class B	447	28,635
Charter Communications, Inc.-Class A (b)	83	33,079
Comcast Corp.-Class A	824	33,463
Dentsu, Inc.	300	12,542
Discovery Communications, Inc.-Class A (b)	1,012	22,477
Discovery Communications, Inc.-Class C (b)	997	20,947
DISH Network Corp.-Class A (b)	282	16,156

Company	Shares	U.S. $ Value
Eutelsat Communications SA	1,132	$32,914
GEDI Gruppo Editoriale SpA (b)	62	53
Hakuhodo DY Holdings, Inc.	1,100	14,963
I-CABLE Communications Ltd. (b)	1,870	66
Interpublic Group of Cos., Inc. (The)	1,393	28,055
ITV PLC	7,799	16,019
JCDecaux SA	889	29,106
Lagardere SCA	819	26,329
Liberty Broadband Corp. (b)	346	35,129
Liberty Global PLC-Class A (b)	813	27,642
Liberty Global PLC-Series C (b)	1,811	59,817
Liberty Global PLC LiLAC-Class C (b)	937	24,165
Liberty Media Corp.-Liberty SiriusXM-Class A (b)	944	42,197
Liberty Media Corp.-Liberty SiriusXM-Class C (b)	700	31,227
News Corp.-Class A	2,510	33,559
Omnicom Group, Inc.	460	33,295
Pearson PLC	1,740	13,643
ProSiebenSat.1 Media SE	638	21,401
Publicis Groupe SA	351	23,687
REA Group Ltd.	310	16,361
RTL Group SA (London) (b)	319	24,229
Schibsted ASA	973	23,642
Schibsted ASA-Class B	1,054	24,148
Scripps Networks Interactive, Inc.-Class A	407	34,860
SES SA	1,380	31,555
Shaw Communications, Inc.-Class B	2,404	53,634
Singapore Press Holdings Ltd.	6,100	12,431
Sirius XM Holdings, Inc. (c)	4,633	26,640
Sky PLC	1,340	16,573
TEGNA, Inc.	850	10,727
Telenet Group Holding NV (b)	522	35,354
Time Warner, Inc.	454	45,899
Toho Co., Ltd./Tokyo	500	18,587
Twenty-First Century Fox, Inc.-Class A	1,016	28,032
Twenty-First Century Fox, Inc.-Class B	1,020	27,642
Viacom, Inc.-Class B	642	18,361
Vivendi SA	1,098	25,189
Walt Disney Co. (The)	397	40,176
WPP PLC	1,472	26,845

		1,278,247

Multiline Retail - 0.1%
Canadian Tire Corp., Ltd.-Class A	300	35,508
Dollar General Corp.	382	27,718
Dollar Tree, Inc. (b)	304	24,211
Dollarama, Inc.	452	44,547
Don Quijote Holdings Co., Ltd.	400	15,186
Harvey Norman Holdings Ltd.	3,556	11,554
Isetan Mitsukoshi Holdings Ltd.	1,500	15,443
J Front Retailing Co., Ltd.	1,000	13,953
Kohl’s Corp.	485	19,293
Macy’s, Inc.	699	14,518
Marks & Spencer Group PLC	4,897	20,275
Marui Group Co., Ltd.	900	12,596
Next PLC	400	21,377
Nordstrom, Inc. (c)	496	22,132
Ryohin Keikaku Co., Ltd.	100	27,775

Company	Shares	U.S. $ Value
Takashimaya Co., Ltd.	2,000	$18,354
Target Corp.	562	30,646

		375,086

Specialty Retail - 0.2%
ABC-Mart, Inc.	300	15,436
Advance Auto Parts, Inc.	173	16,937
AutoNation, Inc. (b)(c)	587	26,632
AutoZone, Inc. (b)	47	24,837
Bed Bath & Beyond, Inc.	660	18,209
Best Buy Co., Inc.	397	21,541
CarMax, Inc. (b)	276	18,533
CECONOMY AG	963	10,547
Dick’s Sporting Goods, Inc.	553	14,577
Dixons Carphone PLC	4,868	10,932
Dufry AG (REG) (b)	127	19,584
Foot Locker, Inc.	407	14,339
Gap, Inc. (The)	852	20,124
Hennes & Mauritz AB-Class B	936	23,719
Hikari Tsushin, Inc.	100	12,391
Home Depot, Inc. (The)	245	36,718
Industria de Diseno Textil SA	757	28,795
Kingfisher PLC	6,282	24,274
L Brands, Inc.	409	14,814
Lowe’s Cos., Inc.	362	26,748
Nitori Holdings Co., Ltd.	100	15,455
O’Reilly Automotive, Inc. (b)	119	23,340
Ross Stores, Inc.	451	26,361
Shimamura Co., Ltd.	100	12,217
Signet Jewelers Ltd. (c)	287	18,101
Staples, Inc.	2,585	26,406
Tiffany & Co.	315	28,791
TJX Cos., Inc. (The)	528	38,174
Tractor Supply Co.	570	33,921
Ulta Salon Cosmetics & Fragrance, Inc. (b)	91	20,112
USS Co., Ltd.	700	13,768
Yamada Denki Co., Ltd.	3,500	18,951

		675,284

Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	138	30,994
Asics Corp.	900	13,571
Burberry Group PLC	981	22,804
Christian Dior SE	102	31,479
Cie Financiere Richemont SA (REG)	285	25,477
Coach, Inc.	597	24,895
Gildan Activewear, Inc.	1,287	40,308
Hanesbrands, Inc. (c)	1,331	32,290
Hermes International	67	35,441
HUGO BOSS AG	261	22,129
Kering	75	28,135
Li & Fung Ltd.	38,000	17,165
Lululemon Athletica, Inc. (b)	362	20,833
Luxottica Group SpA	509	29,336
LVMH Moet Hennessy Louis Vuitton SE	90	23,640
Michael Kors Holdings Ltd. (b)	474	20,012
NIKE, Inc.-Class B	676	35,700

Company	Shares	U.S. $ Value
Pandora A/S	240	$25,531
PVH Corp.	229	28,829
Ralph Lauren Corp.	379	33,310
Swatch Group AG (The)	56	22,363
Swatch Group AG (The) (REG)	301	23,347
Under Armour, Inc.-Class A (b)(c)	1,122	18,120
Under Armour, Inc.-Class C (b)(c)	1,242	18,754
VF Corp.	576	36,213
Yue Yuen Industrial Holdings Ltd.	3,500	15,182

		675,858

		6,243,671

Materials - 1.9%
Chemicals - 1.0%
Agrium, Inc. (Toronto)	771	75,621
Air Liquide SA	370	45,174
Air Products & Chemicals, Inc.	522	75,883
Air Water, Inc.	1,200	22,153
Akzo Nobel NV	460	42,029
Albemarle Corp.	546	63,478
Arkema SA	294	31,975
Asahi Kasei Corp.	3,000	35,981
Axalta Coating Systems Ltd. (b)	2,149	63,439
BASF SE	444	43,067
Celanese Corp.-Class A	722	70,048
CF Industries Holdings, Inc.	1,192	34,556
Chr Hansen Holding A/S	469	40,403
Covestro AG (a)	458	36,022
Croda International PLC	648	32,226
Daicel Corp.	1,800	22,959
Dow Chemical Co. (The)	1,048	69,849
Eastman Chemical Co.	794	68,443
Ecolab, Inc.	833	111,039
EI du Pont de Nemours & Co.	824	69,158
EMS-Chemie Holding AG (REG)	47	32,158
Evonik Industries AG	1,232	39,980
FMC Corp.	742	63,975
FUCHS PETROLUB SE (Preference Shares)	915	50,942
Givaudan SA (REG)	25	51,115
Hitachi Chemical Co., Ltd.	800	21,669
Incitec Pivot Ltd.	7,237	19,201
International Flavors & Fragrances, Inc.	533	72,941
Johnson Matthey PLC	1,127	40,324
JSR Corp.	1,300	25,321
K&S AG (REG)	1,009	24,064
Kaneka Corp.	3,000	23,380
Kansai Paint Co., Ltd.	1,000	25,426
Koninklijke DSM NV	642	48,730
Kuraray Co., Ltd.	1,400	26,598
LANXESS AG	442	33,008
Linde AG	192	36,865
LyondellBasell Industries NV-Class A	645	58,431
Methanex Corp.	1,103	56,362
Mitsubishi Chemical Holdings Corp.	3,200	29,826
Mitsubishi Gas Chemical Co., Inc.	1,100	27,346
Mitsui Chemicals, Inc.	4,000	23,959
Monsanto Co.	797	93,408
Mosaic Co. (The)	2,007	40,100

Company	Shares	U.S. $ Value
Nippon Paint Holdings Co., Ltd.	600	$20,509
Nissan Chemical Industries Ltd.	600	20,124
Nitto Denko Corp.	300	26,467
Novozymes A/S-Class B	559	28,453
Orica Ltd.	1,553	25,205
Potash Corp. of Saskatchewan, Inc.	3,664	63,759
PPG Industries, Inc.	660	68,851
Praxair, Inc.	436	57,351
Sherwin-Williams Co. (The)	231	78,371
Shin-Etsu Chemical Co., Ltd.	300	26,573
Sika AG	6	42,578
Solvay SA	330	47,899
Sumitomo Chemical Co., Ltd.	4,000	24,008
Symrise AG	710	51,938
Syngenta AG (REG)	75	34,514
Taiyo Nippon Sanso Corp.	2,100	24,534
Teijin Ltd.	1,100	22,347
Toray Industries, Inc.	2,500	23,833
Umicore SA	565	42,184
WR Grace & Co.	870	62,188
Yara International ASA	866	35,434

		2,845,752

Construction Materials - 0.1%
Boral Ltd.	4,494	23,918
CRH PLC	1,075	37,546
Fletcher Building Ltd.	5,162	30,323
HeidelbergCement AG	356	34,189
Imerys SA	563	49,499
James Hardie Industries PLC	1,450	20,453
LafargeHolcim Ltd. (REG) (b)	595	35,012
Martin Marietta Materials, Inc.	237	50,242
Taiheiyo Cement Corp.	7,000	26,995
Vulcan Materials Co.	393	47,655

		355,832

Containers & Packaging - 0.3%
Amcor Ltd./Australia	2,606	33,472
Avery Dennison Corp.	978	92,186
Ball Corp.	1,802	72,062
CCL Industries, Inc.-Class B	1,790	83,039
Crown Holdings, Inc. (b)	1,332	78,628
International Paper Co.	1,270	68,415
Packaging Corp. of America	678	76,214
Sealed Air Corp.	1,509	66,969
Toyo Seikan Group Holdings Ltd.	2,000	32,960
WestRock Co.	1,050	59,756

		663,701

Metals & Mining - 0.4%
Agnico Eagle Mines Ltd.	888	45,518
Alumina Ltd.	11,360	19,186
Anglo American PLC	1,415	25,757
Antofagasta PLC	2,036	27,295
ArcelorMittal (b)	987	26,298
Barrick Gold Corp. (Toronto)	2,364	42,576
BHP Billiton Ltd.	1,146	24,947
BHP Billiton PLC	1,449	27,586

Company	Shares	U.S. $ Value
Boliden AB	977	$34,192
Eldorado Gold Corp.	7,136	14,686
First Quantum Minerals Ltd.	3,202	38,591
Fortescue Metals Group Ltd.	2,635	12,678
Franco-Nevada Corp.	739	60,457
Freeport-McMoRan, Inc. (b)	2,604	38,487
Fresnillo PLC	1,276	26,686
Glencore PLC (b)	5,705	26,588
Goldcorp, Inc.	3,213	44,152
Hitachi Metals Ltd.	1,600	21,377
JFE Holdings, Inc.	1,300	25,635
Kinross Gold Corp. (b)	6,730	30,666
Kobe Steel Ltd. (b)	2,300	27,711
Maruichi Steel Tube Ltd.	700	20,719
Mitsubishi Materials Corp.	800	28,751
Newcrest Mining Ltd.	981	17,982
Newmont Mining Corp.	1,386	53,139
Nippon Steel & Sumitomo Metal Corp.	1,200	28,648
Norsk Hydro ASA	4,362	31,494
Nucor Corp.	910	50,150
Randgold Resources Ltd.	312	32,004
Rio Tinto Ltd.	439	23,800
Rio Tinto PLC	669	32,494
South32 Ltd.	7,874	18,424
Sumitomo Metal Mining Co., Ltd.	2,000	34,484
Teck Resources Ltd.-Class B	2,652	66,005
thyssenkrupp AG	1,007	30,249
Turquoise Hill Resources Ltd. (b)	6,412	21,617
voestalpine AG	636	33,005
Wheaton Precious Metals Corp.	1,870	38,845
Yamana Gold, Inc.	7,199	21,273

		1,224,152

Paper & Forest Products - 0.1%
Mondi PLC	1,889	51,616
Oji Holdings Corp.	5,000	26,248
Stora Enso Oyj-Class R	2,477	32,559
Svenska Cellulosa AB SCA-Class B	1,288	10,747
UPM-Kymmene Oyj	1,348	35,090
West Fraser Timber Co., Ltd.	1,065	55,256

		211,516

		5,300,953

Utilities - 1.7%
Electric Utilities - 0.9%
Alliant Energy Corp.	1,649	70,478
American Electric Power Co., Inc.	1,054	77,606
AusNet Services	25,318	35,053
Chubu Electric Power Co., Inc.	2,200	28,780
Chugoku Electric Power Co., Inc. (The)	2,700	31,132
CK Infrastructure Holdings Ltd.	4,000	36,284
CLP Holdings Ltd.	5,000	52,825
Contact Energy Ltd.	9,286	37,284
DONG Energy A/S (a)	1,497	78,005
Duke Energy Corp.	865	75,515
Edison International	797	63,903
EDP-Energias de Portugal SA	18,050	69,395

Company	Shares	U.S. $ Value
Electricite de France SA	3,570	$37,796
Emera, Inc.	2,500	96,016
Endesa SA	3,408	82,344
Enel SpA	10,639	64,455
Entergy Corp.	880	69,670
Eversource Energy	1,141	71,883
Exelon Corp.	1,491	56,464
FirstEnergy Corp.	1,915	62,391
Fortis, Inc./Canada	2,662	97,399
Fortum Oyj	4,004	71,904
HK Electric Investments & HK Electric Investments Ltd.-Class SS (a)	35,797	32,901
Hokuriku Electric Power Co.	3,500	33,351
Hydro One Ltd. (a)	3,582	66,462
Iberdrola SA	7,327	59,950
Kansai Electric Power Co., Inc. (The)	1,900	26,642
Kyushu Electric Power Co., Inc.	2,000	23,513
Mercury NZ Ltd.	14,799	36,552
NextEra Energy, Inc.	539	81,125
OGE Energy Corp.	1,973	70,476
PG&E Corp.	922	64,890
Pinnacle West Capital Corp.	753	67,747
Power Assets Holdings Ltd.	5,500	48,522
PPL Corp.	1,790	70,240
Red Electrica Corp. SA	3,748	84,256
Southern Co. (The)	1,397	67,419
SSE PLC	3,489	64,304
Terna Rete Elettrica Nazionale SpA	13,636	80,576
Tohoku Electric Power Co., Inc.	2,300	31,468
Tokyo Electric Power Co. Holdings, Inc. (b)	6,500	26,320
Westar Energy, Inc.	973	49,925
Xcel Energy, Inc.	1,190	58,905

		2,512,126

Gas Utilities - 0.1%
APA Group	4,738	33,408
Atmos Energy Corp.	860	75,714
Gas Natural SDG SA	2,625	63,868
Hong Kong & China Gas Co., Ltd.	30,346	57,455
Osaka Gas Co., Ltd.	10,000	39,145
Toho Gas Co., Ltd.	4,000	26,399
Tokyo Gas Co., Ltd.	6,000	31,811
UGI Corp.	1,317	65,073

		392,873

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,046	44,668
Calpine Corp. (b)	1,855	27,269
Electric Power Development Co., Ltd.	1,303	35,651
Meridian Energy Ltd.	16,289	34,518

		142,106

Multi-Utilities - 0.5%
AGL Energy Ltd.	1,749	33,425
Ameren Corp.	1,162	69,708
Atco Ltd./Canada-Class I	1,665	61,347
Canadian Utilities Ltd.-Class A	2,932	91,382
CenterPoint Energy, Inc.	2,121	62,824

Company	Shares	U.S. $ Value
Centrica PLC	23,244	$60,078
CMS Energy Corp.	1,535	74,509
Consolidated Edison, Inc.	866	72,978
Dominion Energy, Inc.	792	62,386
DTE Energy Co.	687	77,164
E.ON SE	6,694	75,759
Engie SA	3,398	56,740
Innogy SE (a)	2,098	92,547
National Grid PLC	4,604	58,028
NiSource, Inc.	2,608	70,077
Public Service Enterprise Group, Inc.	1,187	55,599
RWE AG (b)	2,734	68,277
SCANA Corp.	783	47,277
Sempra Energy	547	64,508
Suez	3,280	62,225
United Utilities Group PLC	6,181	72,702
Veolia Environnement SA	2,624	61,522
WEC Energy Group, Inc.	1,055	68,807

		1,519,869

Water Utilities - 0.1%
American Water Works Co., Inc.	869	70,302
Severn Trent PLC	2,353	69,024

		139,326

		4,706,300

Energy - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co.-Class A	758	25,696
Core Laboratories NV	280	24,690
Halliburton Co.	747	29,111
Helmerich & Payne, Inc. (c)	490	20,747
National Oilwell Varco, Inc.	851	26,100
Petrofac Ltd.	6,919	37,404
Saipem SpA (b)	858	3,190
Schlumberger Ltd.	606	38,487
TechnipFMC PLC (b)	994	25,675
Tenaris SA	3,797	50,596
Weatherford International PLC (b)(c)	2,627	10,061

		291,757

Oil, Gas & Consumable Fuels - 1.5%
AltaGas Ltd.	3,076	68,208
Anadarko Petroleum Corp.	586	23,985
Andeavor	483	48,372
Antero Resources Corp. (b)	1,271	25,026
Apache Corp.	607	23,576
ARC Resources Ltd.	2,540	33,358
BP PLC	13,599	78,553
Cabot Oil & Gas Corp.	1,013	25,882
Caltex Australia Ltd.	2,288	60,849
Cameco Corp.	2,728	27,351
Canadian Natural Resources Ltd. (Toronto)	1,035	31,885
Cenovus Energy, Inc.	2,621	20,506
Cheniere Energy, Inc. (b)	609	26,059
Chevron Corp.	461	49,613

Company	Shares	U.S. $ Value
China Petroleum & Chemical Corp.-Class H	470,000	$359,797
China Shenhua Energy Co., Ltd.-Class H	199,000	513,970
Cimarex Energy Co.	268	26,717
Concho Resources, Inc. (b)	241	26,744
ConocoPhillips	716	31,261
Continental Resources, Inc./OK (b)	603	20,454
Crescent Point Energy Corp.	2,365	16,231
Devon Energy Corp.	669	21,007
Diamondback Energy, Inc. (b)	286	25,966
Enagas SA	3,496	103,126
Enbridge, Inc. (Toronto)	1,314	52,528
Encana Corp.	2,016	18,808
Eni SpA	4,936	77,525
EOG Resources, Inc.	364	30,936
EQT Corp.	539	33,601
Exxon Mobil Corp.	713	54,423
Galp Energia SGPS SA	4,711	78,045
Hess Corp.	565	21,979
HollyFrontier Corp.	1,019	31,905
Husky Energy, Inc. (b)	3,080	36,035
Idemitsu Kosan Co., Ltd.	1,300	31,754
Imperial Oil Ltd.	1,534	45,280
Inpex Corp.	4,500	43,057
Inter Pipeline Ltd.	3,237	59,283
JXTG Holdings, Inc.	10,100	48,918
Keyera Corp.	1,731	50,235
Kinder Morgan, Inc./DE	1,880	36,340
Koninklijke Vopak NV	1,705	72,179
Lundin Petroleum AB (b)	2,787	59,820
Marathon Oil Corp.	1,390	15,457
Marathon Petroleum Corp.	622	32,624
Murphy Oil Corp.	914	20,711
Neste Oyj	1,560	68,775
Newfield Exploration Co. (b)	746	19,493
Noble Energy, Inc.	924	21,963
Occidental Petroleum Corp.	693	41,372
Oil Search Ltd.	7,596	40,728
OMV AG	1,553	89,344
ONEOK, Inc.	703	38,074
Origin Energy Ltd. (b)	6,206	37,882
Parsley Energy, Inc.-Class A (b)	749	18,762
Pembina Pipeline Corp.	2,006	64,658
Peyto Exploration & Development Corp.	1,639	28,127
Phillips 66	607	50,873
Pioneer Natural Resources Co.	178	23,078
PrairieSky Royalty Ltd.	1,883	44,242
Range Resources Corp.	940	16,318
Repsol SA	4,690	80,700
Royal Dutch Shell PLC-Class A	3,106	85,598
Royal Dutch Shell PLC-Class B	3,120	87,081
Santos Ltd. (b)	11,768	35,430
Seven Generations Energy Ltd. (b)	1,456	22,165
Showa Shell Sekiyu KK	4,200	46,070
Snam SpA	22,765	110,916
Southwestern Energy Co. (b)	2,381	12,976
Statoil ASA	4,590	86,861
Suncor Energy, Inc. (Toronto)	1,483	46,470
Targa Resources Corp.	621	27,678

Company	Shares	U.S. $ Value
TOTAL SA	1,632	$84,680
Tourmaline Oil Corp. (b)	1,532	29,885
TransCanada Corp.	1,444	73,325
Valero Energy Corp.	618	42,086
Veresen, Inc.	442	6,226
Vermilion Energy, Inc.	920	29,985
Williams Cos., Inc. (The)	1,051	31,246
Woodside Petroleum Ltd.	1,843	42,411

		4,225,417

		4,517,174

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	370	44,885
American Tower Corp.	354	52,410
Ascendas Real Estate Investment Trust	9,200	18,061
AvalonBay Communities, Inc.	234	43,929
Boston Properties, Inc.	360	43,416
British Land Co. PLC (The)	5,156	40,853
Brixmor Property Group, Inc.	1,101	20,611
Camden Property Trust	472	42,235
CapitaLand Commercial Trust	14,000	17,988
CapitaLand Mall Trust	12,000	19,218
Colony NorthStar, Inc.-Class A	3,138	41,139
Crown Castle International Corp.	494	53,569
Daiwa House REIT Investment Corp.	6	14,671
Dexus	2,267	17,324
Digital Realty Trust, Inc.	378	44,733
Duke Realty Corp.	1,323	39,320
Equinix, Inc.	91	42,625
Equity Residential	641	43,043
Essex Property Trust, Inc.	185	49,204
Extra Space Storage, Inc.	489	37,961
Federal Realty Investment Trust	282	35,794
Fonciere Des Regions	424	41,943
Gecina SA	296	46,126
GGP, Inc.	1,214	25,190
Goodman Group	2,849	18,827
GPT Group (The)	4,611	18,371
H&R Real Estate Investment Trust	3,643	62,314
Hammerson PLC	5,647	41,010
HCP, Inc.	1,144	34,103
Host Hotels & Resorts, Inc.	1,706	30,913
ICADE	547	48,631
Intu Properties PLC	9,375	30,205
Iron Mountain, Inc.	1,144	45,096
Japan Prime Realty Investment Corp.	6	21,558
Japan Real Estate Investment Corp.	4	20,740
Japan Retail Fund Investment Corp.	8	14,719
JBG SMITH Properties (b)	232	7,593
Kimco Realty Corp.	1,471	28,861
Klepierre SA	1,062	42,811
Land Securities Group PLC	3,299	43,125
Liberty Property Trust	1,003	42,728
Link REIT	3,000	24,782
Macerich Co. (The)	493	26,016
Mid-America Apartment Communities, Inc.	487	51,846
Mirvac Group	10,349	19,142
National Retail Properties, Inc.	864	36,141

Company	Shares	U.S. $ Value
Nippon Building Fund, Inc.	4	$21,285
Nippon Prologis REIT, Inc.	7	15,209
Nomura Real Estate Master Fund, Inc.	12	15,860
Prologis, Inc.	721	45,683
Public Storage	203	41,684
Realty Income Corp.	678	39,026
Regency Centers Corp.	664	42,708
RioCan Real Estate Investment Trust (Toronto)	3,105	59,178
SBA Communications Corp. (b)	280	42,994
Scentre Group	5,795	17,824
Segro PLC	5,086	35,421
Simon Property Group, Inc.	199	31,213
SL Green Realty Corp.	359	34,600
Smart Real Estate Investment Trust	1,619	39,452
Stockland	5,177	18,262
Suntec Real Estate Investment Trust	13,300	18,618
UDR, Inc.	1,200	46,584
Unibail-Rodamco SE	156	39,683
United Urban Investment Corp.	12	18,109
Ventas, Inc.	613	41,954
VEREIT, Inc.	3,437	29,008
Vicinity Centres	8,394	17,505
Vornado Realty Trust	465	34,638
Welltower, Inc.	621	45,470
Westfield Corp.	2,599	15,372
Weyerhaeuser Co.	1,110	36,197

		2,429,317

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	900	16,169
CapitaLand Ltd.	6,700	18,724
CBRE Group, Inc.-Class A (b)	938	33,843
Cheung Kong Property Holdings Ltd.	2,684	23,619
City Developments Ltd.	2,300	19,905
Daito Trust Construction Co., Ltd.	100	17,719
Daiwa House Industry Co., Ltd.	500	17,486
Deutsche Wohnen SE	1,099	46,706
First Capital Realty, Inc.	2,575	41,839
Global Logistic Properties Ltd.	8,000	19,132
Hang Lung Group Ltd.	4,000	15,092
Hang Lung Properties Ltd.	7,000	17,067
Henderson Land Development Co., Ltd.	3,465	21,523
Hongkong Land Holdings Ltd.	2,200	16,323
Hulic Co., Ltd.	1,800	17,830
Hysan Development Co., Ltd.	4,000	18,521
Jones Lang LaSalle, Inc.	249	30,356
Kerry Properties Ltd.	4,500	17,862
LendLease Group	1,330	17,580
Mitsubishi Estate Co., Ltd.	900	15,468
Mitsui Fudosan Co., Ltd.	700	15,125
New World Development Co., Ltd.	16,287	22,291
Nomura Real Estate Holdings, Inc.	800	16,521
Sino Land Co., Ltd.	10,000	17,324
Sumitomo Realty & Development Co., Ltd.	1,000	30,218
Sun Hung Kai Properties Ltd.	1,000	16,712
Swire Pacific Ltd.-Class A	2,500	25,462
Swire Properties Ltd.	5,200	18,043
Swiss Prime Site AG (REG) (b)	732	66,229
Tokyo Tatemono Co., Ltd.	1,300	15,997

Company	Shares	U.S. $ Value
Tokyu Fudosan Holdings Corp.	2,900	$17,304
UOL Group Ltd.	3,428	20,712
Vonovia SE	1,235	52,238
Wharf Holdings Ltd. (The)	2,000	19,079
Wheelock & Co., Ltd.	2,000	14,985

		811,004

		3,240,321

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,120	79,415
BCE, Inc.	3,032	144,322
BT Group PLC	7,665	28,953
CenturyLink, Inc. (c)	2,187	43,128
Deutsche Telekom AG (REG)	2,256	40,800
Elisa Oyj	1,116	48,759
Frontier Communications Corp. (c)	2,474	33,325
HKT Trust & HKT Ltd.-Class SS	15,000	19,397
Iliad SA	138	35,650
Inmarsat PLC	3,662	34,677
Koninklijke KPN NV	12,242	43,298
Level 3 Communications, Inc. (b)	1,156	62,921
Nippon Telegraph & Telephone Corp.	600	29,871
Orange SA	2,176	36,946
PCCW Ltd.	34,000	18,978
Proximus SADP	1,770	62,404
SFR Group SA (b)	1,130	46,325
Singapore Telecommunications Ltd.	7,300	19,989
Spark New Zealand Ltd.	7,582	21,331
Swisscom AG (REG)	114	57,539
TDC A/S	5,676	33,858
Telecom Italia SpA/Milano (ordinary shares) (b)	31,583	30,307
Telecom Italia SpA/Milano (savings shares)	39,625	30,812
Telefonica Deutschland Holding AG	7,772	42,135
Telefonica SA	3,229	34,837
Telenor ASA	2,325	47,058
Telia Co. AB	12,753	60,856
Telstra Corp., Ltd.	7,921	23,116
TELUS Corp.	3,342	120,994
TPG Telecom Ltd.	4,421	19,317
Verizon Communications, Inc.	1,696	81,357
Vocus Group Ltd.	10,099	18,581
Zayo Group Holdings, Inc. (b)	1,513	51,699

		1,502,955

Wireless Telecommunication Services - 0.2%
KDDI Corp.	800	21,583
Millicom International Cellular SA	591	36,852
NTT DOCOMO, Inc.	1,000	23,198
Rogers Communications, Inc.-Class B	2,193	114,484
SoftBank Group Corp.	200	16,282
Sprint Corp. (b)	2,737	22,580
StarHub Ltd.	10,000	19,255
T-Mobile US, Inc. (b)	690	44,650
Tele2 AB-Class B	4,849	56,466

Company	Shares		U.S. $ Value
Vodafone Group PLC		17,886	$51,185

			406,535

			1,909,490

Total Common Stocks (cost $54,172,148)			65,402,927

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Risk Share Floating Rate - 3.9%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
6.234% (LIBOR 1 Month + 5.00%), 7/25/25 (d)	U.S.$	1,324	1,448,723
Series 2015-C03, Class 2M2
6.234% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		8,660	9,495,216

Total Collateralized Mortgage Obligations (cost $10,013,596)			10,943,939

	Shares
PREFERRED STOCKS - 1.5%
Financials - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Apartment Investment & Management Co.
6.875%		42,000	1,129,170
Hersha Hospitality Trust
6.875%		60,000	1,536,000
Pebblebrook Hotel Trust
6.50% (c)		58,525	1,492,388

Total Preferred Stocks (cost $4,013,125)			4,157,558

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26 (cost $1,170,709)	U.S.$	1,174	1,242,679

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Energy - 0.2%
Petrobras Global Finance BV
5.625%, 5/20/43 (cost $509,875)		768	668,736

Company	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares MSCI Emerging Markets ETF Expiration: Sep 2017; Contracts: 639,400; Exercise Price: USD 45.00; Counterparty: Deutsche Bank AG (b) (premiums paid $121,486)	USD	639,400	$227,318

OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.0%
USD/MXN Expiration: Aug 2018; Contracts: 2,800,000; Exercise Price: USD 17.50; Counterparty: Credit Suisse International (b)	USD	2,800,000	45,990

Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Oct 2017; Contracts: 462; Exercise Price: USD 242.00; Counterparty: Morgan Stanley & Co., Inc. (b)	USD	462	100,023

Swaptions - 0.0%
IRS Swaption Expiration: Oct 2017; Contracts: 22,600,000; Exercise Price: USD 2.25; Counterparty: Goldman Sachs International (b)	USD	22,600,000	66,039

Total Options Purchased-Puts (premiums paid $344,961)			212,052

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
Altaba, Inc. (b)(e) (cost $40,415)		1,120	71,770

RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Safeway, Inc., expiring 2/02/17 (b)(c)(f)		620	30
Safeway, Inc., expiring 2/02/19 (b)(c)(f)		620	629

			659

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Getinge AB., expiring 9/14/17 (b)		2,759	1,021

Total Rights (cost $647)			1,680

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 9.6%
Governments - Treasuries - 7.5%
Japan - 7.5%
Japan Treasury Discount Bill Series 686 Zero Coupon, 9/04/17 (cost $21,019,729)	JPY	2,340,000	$21,285,518

	Shares
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (e)(g)(h) (cost $5,345,751)		5,345,751	5,345,751

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill Zero Coupon, 11/09/17 (i) (cost $499,012)	U.S.$	500	499,012

Total Short-Term Investments (cost $26,864,492)			27,130,281

Total Investments Before Security Lending Collateral for Securities Loaned - 95.0% (cost $258,447,911)			269,544,751

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
INVESTMENT COMPANIES - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.86% (e)(g)(h) (cost $784,352)		784,352	784,352

Total Investments - 95.3% (cost $259,232,263) (j)			270,329,103
Other assets less liabilities - 4.7% (k)			13,448,960

Net Assets - 100.0%			$283,778,063

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at August 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	35	September 2017	AUD	3,500	$3,648,857	$3,579,468	$(69,389)
Brent Crude Futures	33	September 2017	USD	33	1,685,088	1,744,380	59,292
Canadian 10 Yr Bond Futures	189	December 2017	CAD	18,900	20,815,625	20,924,324	108,699
Cattle Feeder Futures	24	September 2017	USD	1,200	1,705,510	1,710,900	5,390
Cocoa Futures	125	December 2017	USD	1	2,527,506	2,407,500	(120,006)
Coffee Robusta Futures	69	November 2017	USD	1	1,442,369	1,427,610	(14,759)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2017	Unrealized Appreciation/ (Depreciation)
Coffee ‘C’ Futures	20	December 2017	USD	750		$1,093,193	$970,125	$(123,068)
Copper Futures	42	December 2017	USD	1,050		3,077,655	3,253,425	175,770
Corn Futures	101	December 2017	USD	505		1,892,337	1,806,637	(85,700)
Cotton No.2 Futures	80	December 2017	USD	4,000		2,771,064	2,837,200	66,136
Euro STOXX 50 Index Futures	535	September 2017	EUR	5		22,556,168	21,807,152	(749,016)
FTSE 100 Index Futures	18	September 2017	GBP	0	^	1,737,853	1,729,975	(7,878)
Gasoline RBOB Futures	30	October 2017	USD	1,260		1,824,988	2,023,308	198,320
Gold 100 OZ Futures	41	December 2017	USD	4		5,156,253	5,421,020	264,767
Hang Seng Index Futures	3	September 2017	HKD	0	^	531,244	535,482	4,238
KC HRW Wheat Futures	82	December 2017	USD	410		1,897,280	1,788,625	(108,655)
Lean Hogs Futures	39	December 2017	USD	1,560		893,451	905,190	11,739
Lean Hogs Futures	75	October 2017	USD	3,000		2,062,068	1,842,000	(220,068)
Live Cattle Futures	39	October 2017	USD	1,560		1,813,479	1,644,240	(169,239)
LME Lead Futures	9	October 2017	USD	0	^	528,999	535,950	6,951
LME Lead Futures	45	September 2017	USD	1		2,430,909	2,667,938	237,029
LME Nickel Futures	40	November 2017	USD	0	^	2,498,416	2,829,960	331,544
LME Nickel Futures	64	September 2017	USD	0	^	3,623,884	4,512,576	888,692
LME Primary Aluminum Futures	144	September 2017	USD	4		6,857,459	7,571,700	714,241
LME Zinc Futures	29	November 2017	USD	1		2,143,588	2,280,125	136,537
LME Zinc Futures	26	September 2017	USD	1		1,645,067	2,042,788	397,721
Long Gilt Futures	86	December 2017	GBP	8,600		14,091,101	14,156,607	65,506
Low SU Gasoil Futures	48	October 2017	USD	5		2,316,087	2,415,600	99,513
Mini MSCI Emerging Markets Futures	164	September 2017	USD	8		8,195,884	8,906,840	710,956
Natural Gas Futures	132	October 2017	USD	1,320		4,018,951	4,094,640	75,689
Nikkei 225 (CME) Futures	162	September 2017	USD	1		16,338,210	15,936,750	(401,460)
NY Harbor USLD Futures	28	October 2017	USD	1,176		1,873,253	2,023,190	149,937
Palladium Futures	46	December 2017	USD	5		4,272,864	4,288,350	15,486
Platinum Futures	66	October 2017	USD	3		3,107,151	3,295,050	187,899
Russell 2000 Mini Futures	98	September 2017	USD	5		6,950,862	6,881,560	(69,302)
S&P Mid 400 E-Mini Futures	11	September 2017	USD	1		1,932,935	1,903,440	(29,495)
S&P TSX 60 Index Futures	21	September 2017	CAD	4		3,048,893	2,996,757	(52,136)
Silver Futures	29	December 2017	USD	145		2,430,238	2,548,375	118,137
Soybean Futures	48	November 2017	USD	240		2,256,142	2,268,600	12,458
Soybean Meal Futures	72	December 2017	USD	7		2,208,833	2,156,400	(52,433)
Soybean Oil Futures	140	December 2017	USD	8,400		2,753,134	2,945,040	191,906
SPI 200 Futures	4	September 2017	AUD	0	^	453,250	452,167	(1,083)
Sugar 11 (World) Futures	101	September 2017	USD	11,312		1,554,700	1,628,928	74,228
TOPIX Index Futures	12	September 2017	JPY	120		1,749,130	1,769,409	20,279
U.S. T-Note 5 Yr (CBT) Futures	161	December 2017	USD	16,100		19,032,642	19,078,500	45,858
Wheat (CBT) Futures	81	December 2017	USD	405		1,886,790	1,759,725	(127,065)
WTI Crude Futures	10	September 2017	USD	10		478,292	472,300	(5,992)
WTI Crude Futures	36	November 2017	USD	36		1,800,800	1,748,160	(52,640)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	15	September 2017	JPY	1,500,000		20,567,525	20,619,457	(51,932)
Coffee ‘C’ Futures	9	December 2017	USD	338		491,379	436,556	54,823
Corn Futures	38	December 2017	USD	190		724,219	679,725	44,494
Euro-Bund Futures	65	September 2017	EUR	6,500		12,733,051	12,773,774	(40,723)
KC HRW Wheat Futures	12	December 2017	USD	60		257,973	261,750	(3,777)
LME Lead Futures	9	October 2017	USD	0	^	501,107	535,950	(34,843)
LME Nickel Futures	54	September 2017	USD	0	^	3,297,300	3,807,486	(510,186)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at August 31, 2017	Unrealized Appreciation/ (Depreciation)
LME Primary Aluminum Futures	46	September 2017	USD	1	$2,284,384	$2,418,738	$(134,354)
LME Zinc Futures	26	September 2017	USD	1	1,918,972	2,042,788	(123,816)
Platinum Futures	19	October 2017	USD	1	923,677	948,575	(24,898)
S&P 500 E-Mini Futures	76	September 2017	USD	4	9,227,604	9,386,380	(158,776)
Soybean Futures	10	November 2017	USD	50	465,987	472,625	(6,638)
Soybean Meal Futures	9	December 2017	USD	1	291,707	269,550	22,157

							$1,947,065

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	1,529	USD	1,162	9/15/17	$(53,712)
Australia and New Zealand Banking Group Ltd.	CHF	1,632	USD	1,714	9/15/17	10,735
Australia and New Zealand Banking Group Ltd.	CNY	69,432	USD	10,155	9/15/17	(367,186)
Australia and New Zealand Banking Group Ltd.	NZD	3,321	USD	2,412	9/15/17	27,545
Australia and New Zealand Banking Group Ltd.	NZD	8,939	USD	6,415	9/15/17	(1,490)
Australia and New Zealand Banking Group Ltd.	USD	570	AUD	730	9/15/17	10,139
Australia and New Zealand Banking Group Ltd.	USD	1,719	CHF	1,644	9/15/17	(3,559)
Australia and New Zealand Banking Group Ltd.	USD	4,017	EUR	3,537	9/15/17	196,091
Australia and New Zealand Banking Group Ltd.	USD	2,885	GBP	2,217	9/15/17	(16,932)
Australia and New Zealand Banking Group Ltd.	USD	567	NZD	772	9/15/17	(12,318)
Australia and New Zealand Banking Group Ltd.	CHF	1,618	USD	1,685	11/15/17	(9,680)
Australia and New Zealand Banking Group Ltd.	JPY	244,128	USD	2,242	11/15/17	13,682
Australia and New Zealand Banking Group Ltd.	NZD	758	USD	563	11/15/17	19,541
Australia and New Zealand Banking Group Ltd.	USD	1,123	AUD	1,416	11/15/17	1,942
Bank of America, NA	BRL	5,157	USD	1,631	9/05/17	(7,331)
Bank of America, NA	USD	1,639	BRL	5,157	9/05/17	(390)
Bank of America, NA	MXN	19,949	USD	1,124	9/15/17	10,191
Bank of America, NA	RUB	67,873	USD	1,117	9/15/17	(51,074)
Bank of America, NA	USD	2,586	JPY	294,365	9/15/17	92,421
Bank of America, NA	USD	5,966	NOK	49,842	9/15/17	460,560
Bank of America, NA	USD	736	RUB	44,810	9/15/17	35,408
Bank of America, NA	USD	1,124	SEK	9,465	9/15/17	67,392
Bank of America, NA	USD	1,099	TRY	3,996	9/15/17	53,286
Bank of America, NA	ZAR	51,451	USD	3,914	9/15/17	(34,959)
Bank of America, NA	USD	2,352	TRY	8,508	9/20/17	98,318
Bank of America, NA	RUB	95,001	USD	1,394	10/17/17	(231,681)
Bank of America, NA	USD	564	RUB	34,703	10/17/17	29,770
Bank of America, NA	CAD	2,120	USD	1,692	11/15/17	(7,116)
Bank of America, NA	CHF	2,750	USD	2,856	11/15/17	(24,645)
Bank of America, NA	USD	2,813	INR	180,857	11/15/17	(3,247)
Bank of America, NA	USD	6,155	RUB	372,890	11/15/17	193,428
Bank of America, NA	USD	1,610	BRL	5,157	12/04/17	6,845
Barclays Bank PLC	AUD	8,662	USD	6,541	9/15/17	(343,391)
Barclays Bank PLC	CAD	13,208	USD	9,844	9/15/17	(734,357)
Barclays Bank PLC	CHF	1,623	USD	1,685	9/15/17	(8,723)
Barclays Bank PLC	CZK	40,206	USD	1,707	9/15/17	(127,776)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,346	USD	1,749	9/15/17	$7,783
Barclays Bank PLC	GBP	1,347	USD	1,706	9/15/17	(35,936)
Barclays Bank PLC	KRW	2,012,004	USD	1,744	9/15/17	(45,246)
Barclays Bank PLC	NOK	18,884	USD	2,283	9/15/17	(151,599)
Barclays Bank PLC	SEK	38,321	USD	4,547	9/15/17	(278,677)
Barclays Bank PLC	SGD	3,969	USD	2,864	9/15/17	(62,892)
Barclays Bank PLC	TWD	260,700	USD	8,587	9/15/17	(76,211)
Barclays Bank PLC	USD	4,327	CNY	29,545	9/15/17	149,981
Barclays Bank PLC	USD	1,153	GBP	888	9/15/17	(4,509)
Barclays Bank PLC	USD	1,123	JPY	127,878	9/15/17	40,482
Barclays Bank PLC	USD	1,134	KRW	1,294,004	9/15/17	17,325
Barclays Bank PLC	USD	3,965	KRW	4,437,669	9/15/17	(18,393)
Barclays Bank PLC	USD	7,145	NOK	60,205	9/15/17	617,022
Barclays Bank PLC	USD	1,676	NZD	2,299	9/15/17	(25,876)
Barclays Bank PLC	USD	2,838	SEK	23,449	9/15/17	114,959
Barclays Bank PLC	USD	6,026	TRY	22,066	9/15/17	338,158
Barclays Bank PLC	USD	5,744	TWD	173,742	9/15/17	30,207
Barclays Bank PLC	USD	1,646	ZAR	22,329	9/15/17	67,676
Barclays Bank PLC	ZAR	37,218	USD	2,823	9/15/17	(33,737)
Barclays Bank PLC	TWD	52,801	USD	1,741	9/20/17	(14,101)
Barclays Bank PLC	TWD	85,495	USD	2,828	10/18/17	(18,015)
Barclays Bank PLC	USD	2,828	TWD	85,495	10/18/17	17,548
Barclays Bank PLC	MYR	12,065	USD	2,806	10/26/17	(16,546)
Barclays Bank PLC	USD	4,352	MYR	18,638	10/26/17	8,352
Barclays Bank PLC	CAD	2,118	USD	1,688	11/15/17	(9,622)
Barclays Bank PLC	CHF	5,448	USD	5,676	11/15/17	(31,234)
Barclays Bank PLC	INR	872,955	USD	13,479	11/15/17	(81,664)
Barclays Bank PLC	JPY	310,241	USD	2,841	11/15/17	9,375
Barclays Bank PLC	JPY	185,645	USD	1,681	11/15/17	(12,879)
Barclays Bank PLC	NZD	2,341	JPY	184,339	11/15/17	3,673
Barclays Bank PLC	SEK	55,289	USD	6,833	11/15/17	(153,239)
Barclays Bank PLC	TWD	34,400	USD	1,139	11/15/17	(8,443)
Barclays Bank PLC	USD	5,634	CAD	7,105	11/15/17	59,598
Barclays Bank PLC	USD	1,729	CZK	37,566	11/15/17	(6,561)
Barclays Bank PLC	USD	3,368	INR	216,816	11/15/17	298
Barclays Bank PLC	USD	5,636	INR	362,431	11/15/17	(5,982)
Barclays Bank PLC	USD	4,085	JPY	444,181	11/15/17	(31,591)
Barclays Bank PLC	USD	1,122	SEK	9,052	11/15/17	22,232
Barclays Bank PLC	USD	1,655	TRY	5,992	11/15/17	43,303
Barclays Bank PLC	USD	1,142	TWD	34,400	11/15/17	5,231
Barclays Bank PLC	USD	1,709	TWD	51,166	11/15/17	(2,996)
Barclays Bank PLC	USD	1,127	ZAR	15,299	11/15/17	35,611
BNP Paribas SA	CZK	25,113	USD	1,130	9/15/17	(15,868)
BNP Paribas SA	EUR	1,530	USD	1,713	9/15/17	(109,472)
BNP Paribas SA	GBP	3,127	USD	4,071	9/15/17	25,823
BNP Paribas SA	JPY	667,754	EUR	5,400	9/15/17	355,020
BNP Paribas SA	RUB	102,655	USD	1,695	9/15/17	(71,655)
BNP Paribas SA	TRY	5,022	USD	1,404	9/15/17	(44,742)
BNP Paribas SA	USD	2,839	CAD	3,764	9/15/17	175,781
BNP Paribas SA	USD	1,259	JPY	139,158	9/15/17	7,155
BNP Paribas SA	USD	1,966	MXN	34,913	9/15/17	(16,786)
BNP Paribas SA	USD	562	NOK	4,692	9/15/17	42,861
BNP Paribas SA	USD	1,130	HUF	291,094	11/15/17	7,270
BNP Paribas SA	USD	2,768	MXN	50,410	11/15/17	19,473
Brown Brothers Harriman & Co.	JPY	447,402	USD	3,973	9/15/17	(98,366)
Brown Brothers Harriman & Co.	USD	1,645	ZAR	21,812	9/15/17	28,896
Citibank, NA	BRL	7,048	USD	2,240	9/05/17	534
Citibank, NA	USD	2,087	BRL	7,048	9/05/17	151,744
Citibank, NA	ARS	17,909	USD	1,057	9/08/17	23,613
Citibank, NA	EUR	4,516	CHF	4,899	9/15/17	(266,618)
Citibank, NA	EUR	5,178	HUF	1,596,431	9/15/17	51,716
Citibank, NA	EUR	1,454	PLN	6,218	9/15/17	11,806
Citibank, NA	GBP	2,244	USD	2,884	9/15/17	(18,801)
Citibank, NA	HUF	737,839	EUR	2,413	9/15/17	(6)
Citibank, NA	JPY	3,770,402	USD	34,597	9/15/17	285,830
Citibank, NA	KRW	1,301,758	USD	1,162	9/15/17	4,329
Citibank, NA	NOK	13,668	USD	1,705	9/15/17	(56,801)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	PLN	4,101	USD	1,131	9/15/17	$(18,158)
Citibank, NA	RUB	267,540	USD	4,531	9/15/17	(72,951)
Citibank, NA	SEK	8,224	USD	949	9/15/17	(87,003)
Citibank, NA	TRY	18,359	USD	5,029	9/15/17	(266,296)
Citibank, NA	USD	1,131	AUD	1,480	9/15/17	45,522
Citibank, NA	USD	5,280	CZK	120,451	9/15/17	215,495
Citibank, NA	USD	2,846	NOK	22,896	9/15/17	105,661
Citibank, NA	USD	6,463	RUB	393,258	9/15/17	303,804
Citibank, NA	USD	3,551	TRY	12,810	9/15/17	143,815
Citibank, NA	USD	5,645	ZAR	76,009	9/15/17	188,521
Citibank, NA	ZAR	14,765	USD	1,130	9/15/17	(3,516)
Citibank, NA	ARS	47,740	USD	2,595	10/17/17	(96,899)
Citibank, NA	USD	2,676	ARS	47,740	10/17/17	16,115
Citibank, NA	AUD	1,423	JPY	122,586	11/15/17	(11,492)
Citibank, NA	CAD	7,148	USD	5,690	11/15/17	(38,654)
Citibank, NA	RUB	43,180	USD	719	11/15/17	(15,809)
Citibank, NA	SEK	11,488	USD	1,408	11/15/17	(44,018)
Citibank, NA	USD	1,126	AUD	1,429	11/15/17	8,978
Citibank, NA	USD	2,776	CHF	2,658	11/15/17	8,339
Citibank, NA	USD	1,706	EUR	1,437	11/15/17	11,021
Citibank, NA	USD	1,120	HUF	290,517	11/15/17	14,666
Citibank, NA	USD	1,131	RUB	69,309	11/15/17	48,927
Citibank, NA	USD	1,126	SEK	9,082	11/15/17	21,574
Citibank, NA	USD	2,747	TRY	9,978	11/15/17	80,869
Citibank, NA	ZAR	15,299	USD	1,137	11/15/17	(26,385)
Credit Suisse International	BRL	1,304	USD	414	9/05/17	99
Credit Suisse International	USD	413	BRL	1,304	9/05/17	1,723
Credit Suisse International	HUF	444,437	EUR	1,454	9/15/17	199
Credit Suisse International	USD	986	CAD	1,324	9/15/17	74,528
Credit Suisse International	USD	3,458	CHF	3,335	9/15/17	21,312
Credit Suisse International	USD	4,546	GBP	3,544	9/15/17	37,895
Credit Suisse International	CAD	1,428	USD	1,120	11/15/17	(23,929)
Credit Suisse International	BRL	1,304	USD	407	12/04/17	(1,616)
Deutsche Bank AG	BRL	1,304	USD	385	9/05/17	(29,443)
Deutsche Bank AG	USD	414	BRL	1,304	9/05/17	(99)
Deutsche Bank AG	NZD	1,551	USD	1,126	9/15/17	12,942
Deutsche Bank AG	USD	3,213	CZK	73,198	9/15/17	127,250
Deutsche Bank AG	USD	1,693	SEK	13,705	11/15/17	38,395
Goldman Sachs Bank USA	AUD	1,571	USD	1,158	9/15/17	(91,023)
Goldman Sachs Bank USA	EUR	3,643	SEK	35,405	9/15/17	118,983
Goldman Sachs Bank USA	EUR	1,451	USD	1,703	9/15/17	(25,356)
Goldman Sachs Bank USA	GBP	1,343	USD	1,716	9/15/17	(20,807)
Goldman Sachs Bank USA	JPY	63,951	USD	561	9/15/17	(20,479)
Goldman Sachs Bank USA	MXN	14,964	USD	842	9/15/17	6,602
Goldman Sachs Bank USA	USD	1,724	GBP	1,348	9/15/17	19,226
Goldman Sachs Bank USA	USD	562	PLN	2,088	9/15/17	23,763
Goldman Sachs Bank USA	ZAR	23,610	USD	1,783	9/15/17	(29,079)
Goldman Sachs Bank USA	BRL	3,562	USD	1,120	10/03/17	(6,389)
Goldman Sachs Bank USA	USD	3,187	BRL	10,164	10/03/17	27,753
Goldman Sachs Bank USA	EUR	947	NOK	8,864	11/15/17	12,200
Goldman Sachs Bank USA	JPY	314,824	USD	2,863	11/15/17	(10,535)
Goldman Sachs Bank USA	NOK	13,217	EUR	1,419	11/15/17	(10,632)
JPMorgan Chase Bank, NA	USD	1,072	ARS	17,909	9/08/17	(38,165)
JPMorgan Chase Bank, NA	CAD	3,764	USD	2,911	9/15/17	(103,808)
JPMorgan Chase Bank, NA	EUR	1,976	USD	2,260	9/15/17	(93,554)
JPMorgan Chase Bank, NA	KRW	3,251,054	USD	2,834	9/15/17	(57,260)
JPMorgan Chase Bank, NA	TRY	2,028	USD	553	9/15/17	(32,318)
JPMorgan Chase Bank, NA	TWD	18,171	USD	600	9/15/17	(4,309)
JPMorgan Chase Bank, NA	USD	3,056	AUD	3,887	9/15/17	33,242
JPMorgan Chase Bank, NA	USD	2,272	CHF	2,191	9/15/17	14,648
JPMorgan Chase Bank, NA	USD	1,719	EUR	1,533	9/15/17	106,554
JPMorgan Chase Bank, NA	USD	1,163	GBP	895	9/15/17	(5,457)
JPMorgan Chase Bank, NA	USD	1,736	KRW	1,948,184	9/15/17	(3,657)
JPMorgan Chase Bank, NA	USD	1,133	NZD	1,548	9/15/17	(21,419)
JPMorgan Chase Bank, NA	USD	2,901	TWD	87,024	9/15/17	(8,844)
JPMorgan Chase Bank, NA	TWD	33,816	USD	1,116	9/20/17	(8,148)
JPMorgan Chase Bank, NA	AUD	3,562	USD	2,805	11/15/17	(23,975)
JPMorgan Chase Bank, NA	GBP	3,024	USD	3,958	11/15/17	38,210
JPMorgan Chase Bank, NA	JPY	124,044	USD	1,131	11/15/17	(575)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	TRY	6,083	USD	1,670	11/15/17	$(53,377)
JPMorgan Chase Bank, NA	USD	1,699	CAD	2,114	11/15/17	(4,883)
JPMorgan Chase Bank, NA	USD	1,658	JPY	181,690	11/15/17	86
JPMorgan Chase Bank, NA	USD	3,984	JPY	433,935	11/15/17	(23,878)
Morgan Stanley Capital Services, Inc.	AUD	2,955	USD	2,244	9/15/17	(104,341)
Morgan Stanley Capital Services, Inc.	CHF	11,476	USD	11,946	9/15/17	(28,752)
Morgan Stanley Capital Services, Inc.	CZK	26,804	EUR	1,021	9/15/17	(7,517)
Morgan Stanley Capital Services, Inc.	CZK	62,697	USD	2,830	9/15/17	(31,106)
Morgan Stanley Capital Services, Inc.	EUR	986	USD	1,129	9/15/17	(45,821)
Morgan Stanley Capital Services, Inc.	HUF	301,339	USD	1,141	9/15/17	(33,145)
Morgan Stanley Capital Services, Inc.	NOK	14,585	USD	1,726	9/15/17	(154,001)
Morgan Stanley Capital Services, Inc.	NZD	1,543	USD	1,120	9/15/17	12,439
Morgan Stanley Capital Services, Inc.	PLN	10,818	USD	2,856	9/15/17	(176,335)
Morgan Stanley Capital Services, Inc.	USD	1,189	CAD	1,571	9/15/17	69,300
Morgan Stanley Capital Services, Inc.	USD	1,127	CZK	25,681	9/15/17	45,244
Morgan Stanley Capital Services, Inc.	USD	1,129	NZD	1,548	9/15/17	(18,145)
Morgan Stanley Capital Services, Inc.	USD	1,150	PLN	4,300	9/15/17	55,111
Morgan Stanley Capital Services, Inc.	USD	1,760	SEK	15,174	9/15/17	151,066
Morgan Stanley Capital Services, Inc.	USD	4,556	SEK	36,912	11/15/17	108,169
Nomura Global Financial Products, Inc.	JPY	187,615	USD	1,707	11/15/17	(5,053)
Royal Bank of Canada	CAD	1,571	USD	1,164	9/15/17	(94,225)
Royal Bank of Scotland PLC	BRL	1,891	USD	563	9/05/17	(37,762)
Royal Bank of Scotland PLC	USD	601	BRL	1,891	9/05/17	(143)
Royal Bank of Scotland PLC	CLP	752,092	USD	1,126	9/15/17	(76,542)
Royal Bank of Scotland PLC	EUR	2,406	CHF	2,662	9/15/17	(88,205)
Royal Bank of Scotland PLC	HKD	7,454	USD	959	9/15/17	5,905
Royal Bank of Scotland PLC	KRW	1,943,501	USD	1,720	9/15/17	(8,891)
Royal Bank of Scotland PLC	NOK	42,624	EUR	4,460	9/15/17	(182,897)
Royal Bank of Scotland PLC	TRY	9,059	USD	2,498	9/15/17	(114,690)
Royal Bank of Scotland PLC	TWD	69,219	USD	2,280	9/15/17	(20,701)
Royal Bank of Scotland PLC	USD	1,130	CLP	742,327	9/15/17	57,194
Royal Bank of Scotland PLC	USD	5,785	CNY	39,612	9/15/17	218,116
Royal Bank of Scotland PLC	USD	15,806	EUR	13,793	9/15/17	621,476
Royal Bank of Scotland PLC	USD	2,143	JPY	235,099	9/15/17	(3,793)
Royal Bank of Scotland PLC	USD	2,911	PLN	10,837	9/15/17	127,282
Royal Bank of Scotland PLC	USD	2,910	TWD	87,324	9/15/17	(7,904)
Royal Bank of Scotland PLC	USD	2,911	TWD	86,617	9/20/17	(31,566)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	EUR	949	USD	1,126	11/15/17	$(8,387)
Royal Bank of Scotland PLC	INR	175,806	USD	2,719	11/15/17	(12,487)
Royal Bank of Scotland PLC	KRW	4,449,608	USD	3,955	11/15/17	(4,436)
Royal Bank of Scotland PLC	USD	7,863	INR	505,473	11/15/17	(10,646)
Standard Chartered Bank	EUR	4,913	USD	5,705	9/15/17	(146,452)
Standard Chartered Bank	TRY	2,090	USD	565	9/15/17	(37,465)
Standard Chartered Bank	USD	1,147	AUD	1,448	9/15/17	3,516
Standard Chartered Bank	USD	3,383	JPY	378,258	9/15/17	59,067
Standard Chartered Bank	USD	2,878	SEK	24,424	9/15/17	197,366
Standard Chartered Bank	USD	2,267	ZAR	29,627	9/15/17	6,577
Standard Chartered Bank	ZAR	15,072	USD	1,114	9/15/17	(43,141)
Standard Chartered Bank	JPY	373,910	USD	3,375	11/15/17	(37,774)
Standard Chartered Bank	SEK	9,239	USD	1,129	11/15/17	(38,452)
Standard Chartered Bank	USD	1,759	SEK	14,320	11/15/17	50,089
State Street Bank & Trust Co.	JPY	2,341,514	USD	21,226	9/06/17	(73,608)
State Street Bank & Trust Co.	AUD	133	USD	98	9/15/17	(7,740)
State Street Bank & Trust Co.	CHF	1,562	USD	1,624	9/15/17	(5,766)
State Street Bank & Trust Co.	DKK	3,313	USD	504	9/15/17	(26,621)
State Street Bank & Trust Co.	EUR	16,113	USD	18,259	9/15/17	(933,026)
State Street Bank & Trust Co.	GBP	161	USD	208	9/15/17	(9)
State Street Bank & Trust Co.	JPY	50,537	USD	464	9/15/17	3,674
State Street Bank & Trust Co.	JPY	78,517	USD	703	9/15/17	(11,774)
State Street Bank & Trust Co.	NOK	2,818	USD	333	9/15/17	(30,253)
State Street Bank & Trust Co.	NZD	262	USD	188	9/15/17	(15)
State Street Bank & Trust Co.	SGD	663	USD	480	9/15/17	(8,659)
State Street Bank & Trust Co.	TRY	2,218	USD	579	9/15/17	(60,172)
State Street Bank & Trust Co.	USD	257	AUD	338	9/15/17	11,907
State Street Bank & Trust Co.	USD	4,934	EUR	4,367	9/15/17	267,532
State Street Bank & Trust Co.	USD	123	HUF	33,184	9/15/17	5,924
State Street Bank & Trust Co.	USD	40	JPY	4,349	9/15/17	6
State Street Bank & Trust Co.	USD	241	JPY	26,333	9/15/17	(1,335)
State Street Bank & Trust Co.	USD	199	SEK	1,727	9/15/17	18,571
State Street Bank & Trust Co.	ZAR	7,661	USD	566	9/15/17	(21,946)
UBS AG	GBP	5,590	USD	7,251	9/15/17	19,774
UBS AG	USD	1,069	GBP	824	9/15/17	(2,915)

						$58,741

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter-Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.55%	Oct, 2017	$22,600	$16,385	$(10,529)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
iShares MSCI Emerging Markets ETF	Deutsche Bank AG	767,300	USD	40.00	September 2017	USD	767	$69,057	$(10,485)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	462		230.00	October 2017		46	65,583	(35,112)

								$134,640	$(45,597)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Date	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
CAD vs. MXN/Goldman Sachs Bank USA	CAD	15.000	11/2017	7,100,000	CAD	7,100	$37,985	$(31,175)
USD vs. MXN/Credit Suisse International	USD	22.000	08/2018	2,800,000	USD	2,800	54,516	(31,917)
USD vs. RUB/Citibank, NA	USD	77.620	10/2017	6,000,000	USD	6,000	185,460	(396)

							$277,961	$(63,488)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.73%	USD	12,375	$1,099,988	$270,698	$829,290

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00%	Quarterly	0.42%	USD	18,750	$439,044	$154,361	$284,683

						$1,539,032	$425,059	$1,113,973

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
AUD	15,000	7/09/25	6 Month BBSW	3.168%	Semi-Annual/ Semi-Annual	$427,925
AUD	4,740	2/23/27	6 Month BBSW	3.040%	Semi-Annual/ Semi-Annual	78,571
NZD	20,260	2/24/27	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	472,541
AUD	9,490	2/27/27	6 Month BBSW	2.975%	Semi-Annual/ Semi-Annual	113,422
NZD	10,120	2/28/27	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	197,416

						$1,289,875

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.38%	$1,110	$(24,351)	$8,010	$(32,361)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.38%	$1,490	$(32,688)	$10,754	$(43,442)
Sale Contracts
Deutsche Bank AG iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.38	2,600	57,039	(20,572)	77,611

					$0	$(1,808)	$1,808

*	Termination date
^	Notional amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate market value of these securities amounted to $561,871 or 0.2% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at August 31, 2017.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	As of August 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,192,949 and gross unrealized depreciation of investments was $(16,375,275), resulting in net unrealized appreciation of $15,817,674.
(k)	An amount of U.S.$8,841,018 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2017.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen

KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IRS	-	Interest Rate Swaption
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN* August 31, 2017 (unaudited)
65.1%	United States
12.9%	Japan
2.1%	China
1.8%	Canada
1.4%	United Kingdom
0.9%	France
0.8%	Germany
0.6%	Switzerland
0.6%	Australia
0.4%	Mexico
0.4%	Sweden
0.4%	Spain
0.3%	Hong Kong
2.2%	Other
10.1%	Short-Term

100.0%

*	All data are as of August 31, 2017. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Ireland, Jersey (Channel Islands), Jordan, Luxembourg, Macau, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, United Arab Emirates, .

AB Global Risk Allocation Fund, Inc.

August 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation - Linked Securities	$	– 0	–	$159,485,811		$	– 0	–	$159,485,811
Common Stocks:
Financials		4,523,855		7,987,227			– 0	–	12,511,082
Information Technology		5,907,806		1,489,721			– 0	–	7,397,527
Industrials		3,253,771		3,529,444			– 0	–	6,783,215
Consumer Staples		3,575,476		2,823,247			– 0	–	6,398,723
Health Care		3,491,030		2,903,441			– 0	–	6,394,471
Consumer Discretionary		3,326,619		2,917,052			– 0	–	6,243,671
Materials		2,733,835		2,567,118			– 0	–	5,300,953
Utilities		2,536,658		2,169,642			– 0	–	4,706,300
Energy		2,001,915		2,515,259			– 0	–	4,517,174
Real Estate		1,839,654		1,400,667			– 0	–	3,240,321
Telecommunication Services		818,272		1,091,218			– 0	–	1,909,490
Collateralized Mortgage Obligations		– 0	–	10,943,939			– 0	–	10,943,939
Preferred Stocks		4,157,558		– 0	–		– 0	–	4,157,558
Governments - Sovereign Bonds		– 0	–	1,242,679			– 0	–	1,242,679
Emerging Markets - Corporate Bonds		– 0	–	668,736			– 0	–	668,736
Options Purchased - Calls		– 0	–	227,318			– 0	–	227,318
Options Purchased - Puts		– 0	–	212,052			– 0	–	212,052
Investment Companies		71,770		– 0	–		– 0	–	71,770
Rights		1,021		– 0	–		659		1,680
Short-Term Investments:
Governments - Treasuries		– 0	–	21,285,518			– 0	–	21,285,518
Investment Companies		5,345,751		– 0	–		– 0	–	5,345,751
U.S. Treasury Bills		– 0	–	499,012			– 0	–	499,012
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		784,352		– 0	–		– 0	–	784,352

Total Investments in Securities		44,369,343		225,959,101			659		270,329,103
Other Financial Instruments (a):
Assets:
Futures		5,471,875		24,517			– 0	–	5,496,392
Forward Currency Exchange Contracts		– 0	–	8,152,181			– 0	–	8,152,181
Centrally Cleared Credit Default Swaps		– 0	–	1,113,973			– 0	–	1,113,973
Centrally Cleared Interest Rate Swaps		– 0	–	1,289,875			– 0	–	1,289,875
Credit Default Swaps		– 0	–	77,611			– 0	–	77,611
Liabilities:
Futures		(2,791,350)		(757,977)			– 0	–	(3,549,327)
Forward Currency Exchange Contracts		– 0	–	(8,093,440)			– 0	–	(8,093,440)
Interest Rate Swaptions		– 0	–	(10,529)			– 0	–	(10,529)
Put Options Written		– 0	–	(45,597)			– 0	–	(45,597)
Currency Options Written		– 0	–	(63,488)			– 0	–	(63,488)
Credit Default Swaps		– 0	–	(75,803)			– 0	–	(75,803)

Total (b)		$47,049,868		$227,570,424			$659		$274,620,951

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights		Total
Balance as of 11/30/16	$	– 0	–	$797		$797
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		(24,324)		4		(24,320)
Change in unrealized appreciation/depreciation		24,324		8		24,332
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	(150)		(150)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 8/31/17	$	– 0	–	$659		$659

Net change in unrealized appreciation/depreciation from investments held as of 8/31/17	$	– 0	–	$11		$11

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2017 is as follows:

Fund	Market Value 11/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/17 (000)	Dividend Income (000)
Government Money Market	$16,330	$127,193	$138,177	$5,346	$30
Government Money Market*	2,051	3,302	4,569	784	3

Total	$18,381	$130,495	$142,746	$6,130	$33

*	Investments of cash collateral for securities lending transactions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2017